JOHN HANCOCK
          Equity Funds
          PROSPECTUS                                                    3.1.2004


                                                                      as revised
                                                                       10.1.2004


          Balanced Fund

          Classic Value Fund

          Core Equity Fund

          Focused Equity Fund

          Growth Trends Fund

          International Fund

          Large Cap Equity Fund

          Large Cap Growth Fund

          Large Cap Select Fund

          Mid Cap Growth Fund

          Multi Cap Growth Fund

          Small Cap Equity Fund

          Small Cap Growth Fund

          Sovereign Investors Fund

          U.S. Global Leaders Growth Fund

          John Hancock Equity Funds

          [JOHN HANCOCK(R) LOGO]
          ----------------------
            JOHN HANCOCK FUNDS

          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS
--------------------------------------------------------------------------------

               JOHN HANCOCK EQUITY FUNDS
               -----------------------------------------------------------------
               BALANCED FUND                                                   4
               CLASSIC VALUE FUND                                              6
               CORE EQUITY FUND                                                8
               FOCUSED EQUITY FUND                                            10
               GROWTH TRENDS FUND                                             12
               INTERNATIONAL FUND                                             14
               LARGE CAP EQUITY FUND                                          16
               LARGE CAP GROWTH FUND                                          18
               LARGE CAP SELECT FUND                                          20
               MID CAP GROWTH FUND                                            22
               MULTI CAP GROWTH FUND                                          24
               SMALL CAP EQUITY FUND                                          26
               SMALL CAP GROWTH FUND                                          28
               SOVEREIGN INVESTORS FUND                                       30
               U.S. GLOBAL LEADERS GROWTH FUND                                32

               YOUR ACCOUNT
               -----------------------------------------------------------------
               CHOOSING A SHARE CLASS                                         34
               HOW SALES CHARGES ARE CALCULATED                               34
               SALES CHARGE REDUCTIONS AND WAIVERS                            35
               OPENING AN ACCOUNT                                             36
               BUYING SHARES                                                  37
               SELLING SHARES                                                 38
               TRANSACTION POLICIES                                           40
               DIVIDENDS AND ACCOUNT POLICIES                                 41
               ADDITIONAL INVESTOR SERVICES                                   41

               FUND DETAILS
               -----------------------------------------------------------------
               BUSINESS STRUCTURE                                             42
               MANAGEMENT BIOGRAPHIES                                         44
               FINANCIAL HIGHLIGHTS                                           45

               FOR MORE INFORMATION                                   BACK COVER
               -----------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------

JOHN HANCOCK EQUITY FUNDS

These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

THESE FUNDS MAY BE APPROPRIATE FOR INVESTORS WHO:
o    have longer time horizons
o    want to diversify their portfolios
o    are seeking funds for the equity portion of an asset allocation portfolio
o are investing for retirement or other goals that are many years in the future

EQUITY FUNDS MAY NOT BE APPROPRIATE IF YOU:
o are investing with a shorter time horizon in mind
o are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of June 30, 2004, managed approximately $29 billion in assets.


================================================================================

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

GOAL AND STRATEGY

[GRAPHIC]

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

PAST PERFORMANCE

[GRAPHIC]

The fund's total return, measured year-by-year and over time.

MAIN RISKS

[GRAPHIC]

The major risk factors associated with the fund.

YOUR EXPENSES

[GRAPHIC]

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

BALANCED FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

With regard to the fund's equity securities, the manager looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The manager uses fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The manager also considers an issuer's dividend-paying prospects and overall financial strength.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 1.06%

BEST QUARTER: Q4 '98, 11.40%
WORST QUARTER: Q2 `02, -12.88%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994    -3.51%
1995    24.22%
1996    12.13%
1997    20.79%
1998    14.01%
1999     3.89%
2000    -1.83%
2001    -5.23%
2002   -18.19%
2003    18.21%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                            LIFE OF
                                                1 YEAR   5 YEAR   10 YEAR   CLASS C
Class A before tax                               12.25%   -2.35%    5.09%       --
Class A after tax on distributions               11.52%   -3.41%    3.41%       --
Class A after tax on distributions, with sale     7.93%   -2.54%    3.48%       --
Class B before tax                               12.42%   -2.38%    5.04%       --
Class C before tax (began 5-3-99)                16.42%      --       --     -3.07%
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index                      28.68%   -0.57%   11.07%    -2.74%
Lehman Brothers Government/Credit Bond Index      4.67%    6.66%    6.98%     7.36%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.60%      0.60%     0.60%
Distribution and service (12b-1) fees                  0.30%      1.00%     1.00%
Other expenses                                         0.51%      0.51%     0.51%
Total fund operating expenses                          1.41%      2.11%     2.11%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                      YEAR 1   YEAR 3  YEAR 5    YEAR 10

Class A                       $ 636    $ 924   $ 1,233   $ 2,106
Class B with redemption       $ 714    $ 961   $ 1,334   $ 2,263
Class B without redemption    $ 214    $ 661   $ 1,134   $ 2,263
Class C with redemption       $ 314    $ 661   $ 1,134   $ 2,441
Class C without redemption    $ 214    $ 661   $ 1,134   $ 2,441

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

PORTFOLIO MANAGER


TIMOTHY E. KEEFE, CFA
Joined fund team in 2004


ROGER C. HAMILTON
Joined fund team in 2003

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           SVBAX
          CUSIP            47803P104
          Newspaper        BalA
          SEC number       811-0560
          JH fund number   36

CLASS B   Ticker           SVBBX
          CUSIP            47803P203
          Newspaper        BalB
          SEC number       811-0560
          JH fund number   136

CLASS C   Ticker           SVBCX
          CUSIP            47803P708
          Newspaper        --
          SEC number       811-0560
          JH fund number   536

CLASSIC VALUE FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of August 31, 2004, this included companies with market values above approximately $4 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o    cheap on the basis of current price to estimated normal level of earnings
o    current earnings below normal levels
o    a sound plan to restore earnings to normal
o    a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be slightly higher than the predecessor fund's sole class of shares. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Total expenses for Classes B and C should be substantially similar to Class A, except for Rule 12b-1 fees. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 5.92%

BEST QUARTER: Q2 '99, 30.73%
WORST QUARTER: Q3 `98, -21.97%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.
RUSSELL 1000 VALUE INDEX, an unmanaged index of stocks in the Russell 1000 Index (the 1000 largest U.S. publicly traded companies) with low price-to-book ratios.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1997   24.57%
1998   -5.67%
1999    0.29%
2000   35.88%
2001   13.07%
2002   -6.37%
2003   36.25%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF   LIFE OF   LIFE OF
                                                1 YEAR   5 YEAR   CLASS A   CLASS B   CLASS C
Class A before tax (began 6-24-96)               29.47%   13.31%   12.52%       --        --
Class A after tax on distributions               28.97%   12.79%   11.56%       --        --
Class A after tax on distributions, with sale    19.22%   11.40%   10.49%       --        --
Class B before tax (began 11-11-02)              30.36%      --       --     34.75%       --
Class C before tax (began 11-11-02)              34.36%      --       --        --     38.12%
---------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                      28.68%   -0.57%    8.65%    25.60%    25.60%
Russell 1000 Value Index                         30.03%    3.56%   10.47%    29.37%    29.37%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.85%      0.85%     0.85%
Distribution and service (12b-1) fees                  0.25%      1.00%     1.00%
Other expenses                                         0.40%      0.40%     0.40%
Total fund operating expenses(3)                       1.50%      2.25%     2.25%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                      YEAR 1   YEAR 3    YEAR 5   YEAR 10

Class A                       $ 645   $   950   $ 1,278   $ 2,201
Class B with redemption       $ 728   $ 1,003   $ 1,405   $ 2,396
Class B without redemption    $ 228   $   703   $ 1,205   $ 2,396
Class C with redemption       $ 328   $   703   $ 1,205   $ 2,585
Class C without redemption    $ 228   $   703   $ 1,205   $ 2,585

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."
(3) THE ADVISER HAS AGREED TO LIMIT THE FUND'S EXPENSES (EXCLUDING TRANSFER AGENT AND 12B-1 FEES) TO 0.85% OF THE FUND'S AVERAGE DAILY NET ASSETS AND NET OPERATING EXPENSES ON CLASS A SHARES TO 1.29%. IN ADDITION, THE TRANSFER AGENT HAS AGREED TO LIMIT TRANSFER AGENT FEES ON CLASS A, B AND C SHARES TO 0.19% OF EACH CLASS'S AVERAGE DAILY NET ASSETS. THE ADVISER HAS AGREED NOT TO TERMINATE THIS LIMITATION UNTIL AT LEAST NOVEMBER 8, 2004. THIS LIMITATION HAS NOT BEEN REFLECTED IN THESE EXPENSES. NET OPERATING EXPENSES AFTER TAKING INTO ACCOUNT THIS EXPENSE REDUCTION WOULD BE 1.29%, 2.04% AND 2.04% FOR CLASS A, B AND C SHARES, RESPECTIVELY.

================================================================================

SUBADVISER

PZENA INVESTMENT MANAGEMENT, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

CLASS A   Ticker           PZFVX
          CUSIP            409902780
          Newspaper        ClassivA
          SEC number       811-1677
          JH fund number   38

CLASS B   Ticker           JCVBX
          CUSIP            409902772
          Newspaper        ClassivB
          SEC number       811-1677
          JH fund number   138

CLASS C   Ticker           JCVCX
          CUSIP            409902764
          Newspaper        --
          SEC number       811-1677
          JH fund number   538

CORE EQUITY FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to perform analyses of earnings and growth prospects. A series of proprietary computer models use this financial data to rank the stocks according to their combination of:

o    value, meaning they appear to be underpriced
o    improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 1.58%

BEST QUARTER: Q4 '98, 24.17%
WORST QUARTER: Q3 `02, -16.89%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994    -2.14%
1995    37.20%
1996    21.24%
1997    29.19%
1998    28.84%
1999    12.37%
2000    -7.75%
2001   -10.87%
2002   -22.85%
2003    23.67%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                            LIFE OF   LIFE OF
                                                 1 YEAR   5 YEAR   10 YEAR  CLASS B   CLASS C
Class A before tax                               17.49%   -3.49%    8.54%       --        --
Class A after tax on distributions               17.49%   -3.69%    7.84%       --        --
Class A after tax on distributions, with sale    11.37%   -2.98%    7.16%       --        --
Class B before tax (began 9-7-95)                17.79%   -3.53%      --      7.47%       --
Class C before tax (began 5-1-98)                21.80%   -3.17%      --        --     -1.23%
---------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                      28.68%   -0.57%   11.07%    10.12%     1.31%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.75%      0.75%     0.75%
Distribution and service (12b-1) fees                  0.30%      1.00%     1.00%
Other expenses                                         0.56%      0.56%     0.56%
Total fund operating expenses                          1.61%      2.31%     2.31%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1    YEAR 3    YEAR 5   YEAR 10

Class A                       $ 656   $   983   $ 1,332   $ 2,316
Class B with redemption       $ 734   $ 1,021   $ 1,435   $ 2,471
Class B without redemption    $ 234   $   721   $ 1,235   $ 2,471
Class C with redemption       $ 334   $   721   $ 1,235   $ 2,646
Class C without redemption    $ 234   $   721   $ 1,235   $ 2,646

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

SUBADVISER

INDEPENDENCE INVESTMENT LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

FUND CODES

CLASS A   Ticker           JHDCX
          CUSIP            409902707
          Newspaper        CoreEqA
          SEC number       811-1677
          JH fund number   25

CLASS B   Ticker           JHIDX
          CUSIP            409902806
          Newspaper        CoreEqB
          SEC number       811-1677
          JH fund number   125

CLASS C   Ticker           JHCEX
          CUSIP            409902863
          Newspaper        CoreEqC
          SEC number       811-1677
          JH fund number   525

FOCUSED EQUITY FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of U.S. and foreign companies. Equity securities include common and preferred stocks and their equivalents. Under normal market conditions, the fund invests primarily in medium-capitalization companies (companies in the capitalization range of the Standard & Poor's Mid Cap 400 Index, which was $234.1 million to $8.3 billion as of August 31, 2004). The fund utilizes a focused investment strategy and will typically concentrate its investments in 45 to 65 companies. Because of this focused strategy, the fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.


In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short-and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 3.24%

BEST QUARTER: Q4 '01, 43.84%
WORST QUARTER: Q3 '01, -46.35%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S MID CAP 400 INDEX, an unmanaged index of 400 domestic stocks of medium-sized companies.

CLASS A CALENDER YEAR TOTAL RETURNS (WITHOUT SALES CHARGE)

[CHART]

2001     -0.33%
2002    -47.39%
2003     37.21%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                         LIFE OF   LIFE OF   LIFE OF
                                                1 YEAR   CLASS A   CLASS B   CLASS C
Class A before tax (began 11-1-00)              30.32%   -14.18%       --        --
Class A after tax on distributions              30.32%   -14.18%       --        --
Class A after tax on distributions, with sale   19.71%   -11.73%       --        --
Class B before tax (began 11-1-00)              31.27%       --    -14.20%       --
Class C before tax (began 11-1-00)              35.27%       --        --    -13.37%
------------------------------------------------------------------------------------
Standard & Poor's Mid Cap 400 Index             35.62%     4.43%     4.43%     4.43%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.85%     0.85%     0.85%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                         1.53%     1.53%     1.53%
Total fund operating expenses                          2.68%     3.38%     3.38%
Expense reimbursement (at least until 2-28-05)         1.18%     1.18%     1.18%
Net annual operating expenses                          1.50%     2.20%     2.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1    YEAR 3    YEAR 5   YEAR 10

Class A                       $ 645   $ 1,184   $ 1,749   $ 3,279
Class B with redemption       $ 723   $ 1,229   $ 1,859   $ 3,428
Class B without redemption    $ 223   $   929   $ 1,659   $ 3,428
Class C with redemption       $ 323   $   929   $ 1,659   $ 3,588
Class C without redemption    $ 223   $   929   $ 1,659   $ 3,588

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

PORTFOLIO MANAGERS

HENRY E. MEHLMAN, CFA
Joined fund team in 2002

ALAN E. NORTON, CFA
Joined fund team in 2002

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           JFVAX
          CUSIP            478032790
          Newspaper        --
          SEC number       811-3392
          JH fund number   61

CLASS B   Ticker           JFVBX
          CUSIP            478032774
          Newspaper        --
          SEC number       811-3392
          JH fund number   161

CLASS C   Ticker           JFVCX
          CUSIP            478032766
          Newspaper        --
          SEC number       811-3392
          JH fund number   561

GROWTH TRENDS FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests approximately 1/3 of assets in equity securities (including common and preferred stocks and their equivalents) of U.S. and foreign companies in each of the following sectors: financial services, health care and technology. Due to changes in market values, assets will be allocated as needed in order to attempt to achieve a 1/3 weighting in each sector. The fund attempts to concentrate its investments within each of the three sectors in 20 to 35 companies.

Companies in the financial services sector include banks, insurance companies, brokerage firms and financial holding companies. Health-care companies include pharmaceutical, medical technology, managed care, biotechnology and biochemical research and development companies. Companies in the technology sector are typically in fields such as computer software and hardware, Internet services, telecommunications and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

The managers seek to identify companies positioned to benefit from economic and social trends. They use fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential, business changes and valuation.

The fund may invest in certain higher-risk securities, including investments in emerging market countries and securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities for defensive purposes. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 1.56%

BEST QUARTER: Q2 '03, 18.93%
WORST QUARTER: Q1 '01, -23.27%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

2001   -26.89%
2002   -31.42%
2003    30.61%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                         LIFE OF   LIFE OF   LIFE OF
                                                1 YEAR   CLASS A   CLASS B   CLASS C
Class A before tax (began 9-22-00)              24.14%   -16.79%       --        --
Class A after tax on distributions              24.14%   -16.80%       --        --
Class A after tax on distributions, with sale   15.69%   -13.78%       --        --
Class B before tax (began 9-22-00)              24.43%       --    -16.87%       --
Class C before tax (began 9-22-00)              28.43%       --        --    -16.09%
------------------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%    -6.32%    -6.32%    -6.32%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements. It may fluctuate more widely than it would in a fund that is diversified across several sectors.

The fund's management strategy signifi-cantly influences performance, especially because this fund focuses on a few sectors of the economy. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of financial services, health-care and technology companies as a group may fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks or economic sectors.

Companies in each sector may face special risks. Falling or rising interest rates or deteriorating economic conditions could cause bank and financial service company stocks to suffer losses.

Health-care companies are strongly affected by worldwide scientific or technological developments and changes in governmental policies.

Technology companies are subject to intense competition, making products quickly obsolete. Some technology companies are smaller and may have limited product lines and financial and managerial resources, making them more vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
o    Certain derivatives could produce disproportionate losses.
o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability; these risks are more significant in emerging markets.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      none

Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                         0.72%     0.72%     0.72%
Total fund operating expenses                          1.77%     2.47%     2.47%
Expense reimbursement (at least until 2-28-05)         0.12%     0.12%     0.12%
Net annual operating expenses                          1.65%     2.35%     2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1    YEAR 3    YEAR 5   YEAR 10

Class A                       $ 659   $ 1,018   $ 1,401   $ 2,470
Class B with redemption       $ 738   $ 1,058   $ 1,505   $ 2,625
Class B without redemption    $ 238   $   758   $ 1,305   $ 2,625
Class C with redemption       $ 338   $   758   $ 1,305   $   797
Class C without redemption    $ 238   $   758   $ 1,305   $   797

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

PORTFOLIO MANAGERS

FINANCIAL SERVICES
---------------------------------------------
JAMES K. SCHMIDT, CFA
Managed fund since it began in 2000


THOMAS M. FINUCANE
Rejoined fund team in 2004


LISA A. WELCH
Joined fund team in 2000

HEALTHCARE
---------------------------------------------
LINDA I. MILLER, CFA
Joined fund team in 2004

TECHNOLOGY
---------------------------------------------
ANURAG PANDIT, CFA
Joined fund team in 2003

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           JGTAX
          CUSIP            41014V109
          Newspaper        GTrendA
          SEC number       811-4079
          JH fund number   46

CLASS B   Ticker           JGTBX
          CUSIP            41014V208
          Newspaper        GTrendB
          SEC number       811-4079
          JH fund number   146

CLASS C   Ticker           JGTCX
          CUSIP            41014V307
          Newspaper        GTrendC
          SEC number       811-4079
          JH fund number   546

INTERNATIONAL FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies of any size. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o    above-average per share earnings growth
o    high return on invested capital
o    a healthy balance sheet
o    sound financial and accounting policies and overall financial strength
o    strong competitive advantages
o    effective research, product development and marketing

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 1.21%

BEST QUARTER: Q4 '99, 25.37%
WORST QUARTER: Q3 '02, -20.00%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
MSCI ALL COUNTRY WORLD FREE EX-U.S.
INDEX, an unmanaged index of freely traded stocks of foreign companies.

CLASS A CALENDER YEAR TOTAL RETURNS (WITHOUT SALES CHARGE)

[CHART]

1994    -6.61%
1995     5.34%
1996    11.37%
1997    -7.73%
1998    17.67%
1999    31.19%
2000   -27.68%
2001   -29.76%
2002   -20.47%
2003    31.29%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                            LIFE OF
                                                1 YEAR   5 YEAR   10 YEAR   CLASS C
Class A before tax                              24.62%   -7.94%    -2.38%       --
Class A after tax on distributions              24.62%   -8.09%    -2.52%       --
Class A after tax on distributions, with sale   16.01%   -6.55%    -2.00%       --
Class B before tax                              25.32%   -8.01%    -2.43%       --
Class C before tax (began 6-1-98)               29.25%   -7.62%       --     -6.41%
-----------------------------------------------------------------------------------
MSCI All Country World Free Ex-U.S. Index       37.50%   -0.46%     2.67%    -0.09%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selec- tion strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market secu- rities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                  CLASS A   CLASS B   CLASS C

Maximum front-end sales charge (load) on purchases
as a % of purchase price                              5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less   none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                            CLASS A   CLASS B   CLASS C

Management fee                                        0.90%     0.90%     0.90%
Distribution and service (12b-1) fees                 0.30%     1.00%     1.00%
Other expenses                                        1.79%     1.79%     1.79%
Total fund operating expenses                         2.99%     3.69%     3.69%
Expense reimbursement (at least until 2-28-05)        0.64%     0.64%     0.64%
Annual operating expenses                             2.35%     3.05%     3.05%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1    YEAR 3    YEAR 5   YEAR 10

Class A                       $ 726   $ 1,321   $ 1,940   $ 3,600
Class B with redemption       $ 808   $ 1,370   $ 2,053   $ 3,746
Class B without redemption    $ 308   $ 1,070   $ 1,853   $ 3,746
Class C with redemption       $ 408   $ 1,070   $ 1,853   $ 3,900
Class C without redemption    $ 308   $ 1,070   $ 1,853   $ 3,900

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

SUBADVISER

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

U.S.-based team responsible for day-to-day investment management since December 2000

Founded in 1984

Supervised by the adviser

FUND CODES

CLASS A   Ticker           FINAX
          CUSIP            409906500
          Newspaper        IntlA
          SEC number       811-4630
          JH fund number   40

CLASS B   Ticker           FINBX
          CUSIP            409906609
          Newspaper        IntlB
          SEC number       811-4630
          JH fund number   140

CLASS C   Ticker           JINCX
          CUSIP            409906831
          Newspaper        --
          SEC number       811-4630
          JH fund number   540

LARGE CAP EQUITY FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $505.9 million to $346.2 billion as of August 31, 2004). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers look for companies that are undervalued and/or offer the potential for above-average earnings growth. The managers employ a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 0.48%

BEST QUARTER: Q4 '99, 31.65%
WORST QUARTER: Q3 `01, -24.00%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDER YEAR TOTAL RETURNS (WITHOUT SALES CHARGE)

[CHART]

1994    -8.49%
1995    36.74%
1996    22.21%
1997    36.71%
1998    15.94%
1999    37.89%
2000    -2.93%
2001    -3.36%
2002   -37.83%
2003    23.29%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                            LIFE OF
                                                1 YEAR   5 YEAR   10 YEAR   CLASS C
Class A before tax                              17.16%   -1.19%     8.60%       --
Class A after tax on distributions              17.16%   -3.20%     6.61%       --
Class A after tax on distributions, with sale   11.15%   -1.66%     6.74%       --
Class B before tax                              17.42%   -1.18%     8.52%       --
Class C before tax (began 5-1-98)               21.42%   -0.91%       --     -0.66%
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%   -0.57%    11.07%     1.31%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise, and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                  CLASS A   CLASS B   CLASS C

Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                            CLASS A   CLASS B   CLASS C

Management fee                                        0.625%    0.625%    0.625%
Distribution and service (12b-1) fees                  0.25%     1.00%     1.00%
Other expenses                                        0.475%    0.475%    0.475%
Total fund operating expenses                          1.35%     2.10%     2.10%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                      YEAR 1   YEAR 3   YEAR 5   YEAR 10

Class A                       $ 631    $ 906   $ 1,202   $ 2,043
Class B with redemption       $ 713    $ 958   $ 1,329   $ 2,240
Class B without redemption    $ 213    $ 658   $ 1,129   $ 2,240
Class C with redemption       $ 313    $ 658   $ 1,129   $ 2,431
Class C without redemption    $ 213    $ 658   $ 1,129   $ 2,431

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

PORTFOLIO MANAGERS


TIMOTHY E. KEEFE, CFA
Rejoined fund team in 2004


ROGER C. HAMILTON
Joined fund team in 2004

ROBERT C. JUNKIN, CPA
Joined fund team in 2003

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           TAGRX
          CUSIP            41013P103
          Newspaper        LgCpEqA
          SEC number       811-0560
          JH fund number   50

CLASS B   Ticker           TSGWX
          CUSIP            41013P202
          Newspaper        LgCpEqB
          SEC number       811-0560
          JH fund number   150

CLASS C   Ticker           JHLVX
          CUSIP            41013P301
          Newspaper        LgCpEqC
          SEC number       811-0560
          JH fund number   550

LARGE CAP GROWTH FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $8.7 billion to $346.2 billion as of August 31, 2004).


In managing the portfolio, the managers use fundamental financial analysis to identify companies with:

o    strong cash flows
o    secure market franchises
o    sales growth that outpaces their industries

The fund generally invests in a diversified portfolio of U.S. companies. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

The managers use various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project an above-average growth rate.

The fund may invest in preferred stocks and other types of equity securities, and may invest up to 15% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: -0.40%

BEST QUARTER: Q4 '98, 22.38%
WORST QUARTER: Q1 '01, -30.71%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
RUSSELL TOP 200 GROWTH INDEX, an unmanaged index containing growth-oriented stocks from the Russell Top 200 Index.

CLASS A CALENDER YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994    -7.61%
1995    27.17%
1996    20.40%
1997    16.70%
1998    26.42%
1999    20.52%
2000   -30.74%
2001   -30.89%
2002   -30.97%
2003    25.48%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                             LIFE OF
                                                1 YEAR    5 YEAR   10 YEAR   CLASS C
Class A before tax                              19.13%   -13.85%    -0.10%       --
Class A after tax on distributions              19.13%   -14.42%    -1.41%       --
Class A after tax on distributions, with sale   12.44%   -11.06%    -0.09%       --
Class B before tax                              19.69%   -13.85%     0.03%       --
Class C before tax (began 6-1-98)               23.69%   -13.54%       --     -9.80%
------------------------------------------------------------------------------------
Russell Top 200 Growth Index                    26.63%    -6.63%     9.66%    -1.90%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                         0.81%     0.81%     0.81%
Total fund operating expenses                          1.86%     2.56%     2.56%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                      YEAR 1   YEAR 3    YEAR 5   YEAR 10

Class A                       $ 679   $ 1,056   $ 1,456   $ 2,571
Class B with redemption       $ 759   $ 1,096   $ 1,560   $ 2,724
Class B without redemption    $ 259   $   796   $ 1,360   $ 2,724
Class C with redemption       $ 359   $   796   $ 1,360   $ 2,895
Class C without redemption    $ 259   $   796   $ 1,360   $ 2,895

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

PORTFOLIO MANAGERS

ROGER C. HAMILTON
Joined fund team in 2004

ROBERT C. JUNKIN, CPA
Joined fund team in 2003

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           JHNGX
          CUSIP            409906302
          Newspaper        LpCpGrA
          SEC number       811-4630
          JH fund number   20

CLASS B   Ticker           JHGBX
          CUSIP            409906401
          Newspaper        LpCpGrB
          SEC number       811-4630
          JH fund number   120

CLASS C   Ticker           JLGCX
          CUSIP            409906849
          Newspaper        --
          SEC number       811-4630
          JH fund number   520

LARGE CAP SELECT FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.


In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments, and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to August 22, 2003 reflect the actual performance of the sole class of M.S.B. Fund, Inc., the fund's predecessor. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the M.S.B. Fund, Inc. Since Class B and C shares have existed for less than a full calendar year, no annual returns have been provided for Classes B and C. Total expenses for Classes B and C should be substantially similar to Class A, except for Rule 12b-1 fees. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 3.20%

BEST QUARTER: Q4 '98, 22.56%
WORST QUARTER: Q3 '02, -12.82%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994    -1.68%
1995    24.97%
1996    21.18%
1997    28.88%
1998    31.45%
1999     5.79%
2000     5.68%
2001    -3.73%
2002   -15.08%
2003    17.15%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                1 YEAR   5 YEAR   10 YEAR
Class A before tax                               11.32%   0.34%     9.88%
Class A after tax on distributions               11.24%  -0.69%     7.26%
Class A after tax on distributions, with sale     7.46%  -0.01%     7.20%
-------------------------------------------------------------------------
Standard & Poor's 500 Index                      28.68%  -0.57%    11.07%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                  0.25%     1.00%     1.00%
Other expenses                                         1.27%     1.27%     1.27%
Total fund operating expenses                          2.27%     3.02%     3.02%
Expense reimbursement (at least until 8-22-05)         0.89%     0.89%     0.89%
Net annual operating expenses                          1.38%     2.13%     2.13%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through August 22, 2005) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                     Year 1    Year 3    Year 5   Year 10

Class A                       $ 633   $ 1,094   $ 1,581   $ 2,919
Class B with redemption       $ 716   $ 1,152   $ 1,714   $ 3,109
Class B without redemption    $ 216   $   852   $ 1,514   $ 3,109
Class C with redemption       $ 316   $   852   $ 1,514   $ 3,287
Class C without redemption    $ 216   $   852   $ 1,514   $ 3,287

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

SUBADVISER

SHAY ASSETS MANAGEMENT, INC.

Founded in 1981

Supervised by the adviser

PORTFOLIO MANAGERS

JOHN J. MCCABE
Senior vice president of subadviser
Managed fund since 1991

MARK F. TRAUTMAN
Vice president of subadviser
Managed fund since 1993

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           MSBFX
          CUSIP            409902749
          Newspaper        --
          SEC number       811-1677
          JH fund number   49

CLASS B   Ticker           --
          CUSIP            409902731
          Newspaper        --
          SEC number       811-1677
          JH fund number   149

CLASS C   Ticker           --
          CUSIP            409902723
          Newspaper        --
          SEC number       811-1677
          JH fund number   549

MID CAP GROWTH FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $527.1 million to $13.3 billion as of August 31, 2004).


In managing the portfolio, the manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager typically identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 0.34%

BEST QUARTER: Q4 '99, 45.43%
WORST QUARTER: Q1 '01, -30.04%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.
RUSSELL MIDCAP GROWTH INDEX, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994    -8.76%
1995    34.24%
1996    29.05%
1997     2.37%
1998     6.53%
1999    58.17%
2000   -13.52%
2001   -33.59%
2002   -24.88%
2003    34.83%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                            LIFE OF
                                                1 YEAR   5 YEAR   10 YEAR   CLASS C
Class A before tax                              28.09%   -2.66%     4.19%        --
Class A after tax on distributions              28.09%   -3.14%     3.00%        --
Class A after tax on distributions, with sale   18.26%   -2.25%     3.14%        --
Class B before tax                              28.84%   -2.67%     4.14%        --
Class C before tax (began 6-1-98)               32.84%   -2.33%       --      -1.82%
------------------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%   -0.57%    11.07%      1.80%
Russell Midcap Growth Index                     42.71%    2.01%     9.40%      3.46%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to under-perform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underper-form value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly.

In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.80%      0.80%     0.80%
Distribution and service (12b-1) fees                  0.30%      1.00%     1.00%
Other expenses                                         0.88%      0.88%     0.88%
Total fund operating expenses                          1.98%      2.68%     2.68%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1   YEAR 3    YEAR 5    YEAR 10

Class A                       $ 691   $ 1,090   $ 1,514   $ 2,691
Class B with redemption       $ 771   $ 1,132   $ 1,620   $ 2,844
Class B without redemption    $ 271   $   832   $ 1,420   $ 2,844
Class C with redemption       $ 371   $   832   $ 1,420   $ 3,012
Class C without redemption    $ 271   $   832   $ 1,420   $ 3,012

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

PORTFOLIO MANAGER

THOMAS P. NORTON, CFA
Joined fund team in 2002

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           SPOAX
          CUSIP            409906807
          Newspaper        MdCpGrA
          SEC number       811-4630
          JH fund number   39

CLASS B   Ticker           SPOBX
          CUSIP            409906880
          Newspaper        MdCpGrB
          SEC number       811-4630
          JH fund number   139

CLASS C   Ticker           SPOCX
          CUSIP            409906823
          Newspaper        --
          SEC number       811-4630
          JH fund number   539

MULTI CAP GROWTH FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

In managing the portfolio, the management team focuses primarily on stocks, selecting companies that are expected to have above-average growth. In choosing individual securities, the manager uses fundamental financial analysis to identify companies with improving business fundamentals, such as revenue growth, profitability and improving cash flows. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equity securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 7.25%

BEST QUARTER: Q4 '01, 25.85%
WORST QUARTER: Q1 '01, -28.42%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)
RUSSELL 1000 GROWTH INDEX, an unmanaged index of growth stocks in the Russell 1000 Index (an unmanaged index of the 1,000 largest-capitalization U.S. stocks). RUSSELL 2000 GROWTH INDEX, an unmanaged index containing those stocks from the Russell 2000 Index (an unmanaged index of 2,000 U.S. small capitalization stocks) with a greater-than-average growth orientation.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

2001   -23.89%
2002   -25.53%
2003    34.10%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                         LIFE OF   LIFE OF   LIFE OF
                                                1 YEAR   CLASS A   CLASS B   CLASS C
Class A before tax (began 12-1-00)               27.39%   -9.54%       --        --
Class A after tax on distributions               27.39%   -9.74%       --        --
Class A after tax on distributions, with sale    17.81%   -8.10%       --        --
Class B before tax (began 12-1-00)               28.10%      --     -9.56%       --
Class C before tax (began 12-1-00)               32.10%      --        --     -8.66%
------------------------------------------------------------------------------------
Russell 1000 Growth Index                        29.75%  -10.27%   -10.27%   -10.27%
Russell 2000 Growth Index                        48.54%   -1.13%    -1.13%    -1.13%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on growth stocks, which could underperform value stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small and medium-size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.75%      0.75%     0.75%
Distribution and service (12b-1) fees                  0.30%      1.00%     1.00%
Other expenses                                         2.24%      2.24%     2.24%
Total fund operating expenses                          3.29%      3.99%     3.99%
Expense reimbursement (at least until 2-28-05)         1.89%      1.89%     1.89%
Net annual operating expenses                          1.40%      2.10%     2.10%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1    YEAR 3    YEAR 5   YEAR 10

Class A                       $ 635   $ 1,294   $ 1,976   $ 3,784
Class B with redemption       $ 713   $ 1,343   $ 2,089   $ 3,929
Class B without redemption    $ 213   $ 1,043   $ 1,889   $ 3,929
Class C with redemption       $ 313   $ 1,043   $ 1,889   $ 4,080
Class C without redemption    $ 213   $ 1,043   $ 1,889   $ 4,080

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

PORTFOLIO MANAGER

ANURAG PANDIT, CFA
Managed fund since it began in 2000

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           JMGAX
          CUSIP            478032709
          Newspaper        --
          SEC number       811-3392
          JH fund number   10

CLASS B   Ticker           JMGBX
          CUSIP            478032808
          Newspaper        --
          SEC number       811-3392
          JH fund number   110

CLASS C   Ticker           JMGCX
          CUSIP            478032881
          Newspaper        --
          SEC number       811-3392
          JH fund number   510

SMALL CAP EQUITY FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $67.9 million to $2.0 billion as of August 31, 2004). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 4.38%

BEST QUARTER: Q4 '99, 47.75%
WORST QUARTER: Q3 '01, -33.72%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)
RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization stocks.

STANDARD & POOR'S SMALL CAP 600 INDEX, an unmanaged index of 600 U.S. small-sized companies.


CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994     7.81%
1995    20.26%
1996    12.91%
1997    25.25%
1998    -2.10%
1999    98.25%
2000    -6.26%
2001    10.97%
2002   -44.33%
2003    48.91%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                            LIFE OF
                                                1 YEAR   5 YEAR   10 YEAR   CLASS C
Class A before tax                              41.52%   10.18%    11.30%      --
Class A after tax on distributions              41.52%    8.98%     9.76%      --
Class A after tax on distributions, with sale   26.99%    8.22%     9.08%      --
Class B before tax                              42.77%   10.29%    11.24%      --
Class C before tax (began 5-1-98)               46.77%   10.56%       --     6.96%
-----------------------------------------------------------------------------------
Russell 2000 Index                              47.25%    7.13%     9.47%    3.83%
Standard & Poor's Small Cap 600 Index           38.79%    9.67%    11.43%    6.03%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.70%     0.70%     0.70%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                         0.83%     0.83%     0.83%
Total fund operating expenses                          1.83%     2.53%     2.53%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future. Class A $677 $1,047 $1,441 $2,541

EXPENSES                     YEAR 1    YEAR 3    YEAR 5   YEAR 10

Class A                       $ 677   $ 1,047   $ 1,441   $ 2,541
Class B with redemption       $ 756   $ 1,088   $ 1,545   $ 2,694
Class B without redemption    $ 256   $   788   $ 1,345   $ 2,694
Class C with redemption       $ 356   $   788   $ 1,345   $ 2,866
Class C without redemption    $ 256   $   788   $ 1,345   $ 2,866

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

PORTFOLIO MANAGERS

ALAN E. NORTON, CFA
Joined fund team in 2002

HENRY E. MEHLMAN, CFA
Joined fund team in 2002

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           SPVAX
          CUSIP            409905700
          Newspaper        SmCpEqA
          SEC number       811-3999
          JH fund number   37

CLASS B   Ticker           SPVBX
          CUSIP            409905809
          Newspaper        SmCpEqB
          SEC number       811-3999
          JH fund number   137

CLASS C   Ticker           SPVCX
          CUSIP            409905882
          Newspaper        SmCpEqC
          SEC number       811-3999
          JH fund number   537

SMALL CAP GROWTH FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $127.2 million to $2.0 billion as of August 31, 2004).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in companies across many industries, and does not invest more than 5% of assets in any one company.

In managing the portfolio, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equity securities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 8.55%

BEST QUARTER: Q4 '99, 43.86%
WORST QUARTER: Q3 '01, -26.52%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)
RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization stocks.
RUSSELL 2000 GROWTH INDEX, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994    -0.73%
1995    43.14%
1996    13.76%
1997    15.36%
1998    12.36%
1999    64.96%
2000   -21.48%
2001   -14.22%
2002   -31.54%
2003    30.31%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                            LIFE OF
                                                1 YEAR   5 YEAR   10 YEAR   CLASS C
Class A before tax                              23.87%   -1.20%    7.03%       --
Class A after tax on distributions              23.87%   -1.80%    6.14%       --
Class A after tax on distributions, with sale   15.52%   -1.03%    6.01%       --
Class B before tax                              24.41%   -1.28%    6.95%       --
Class C before tax (began 6-1-98)               28.63%   -0.92%      --      0.90%
-----------------------------------------------------------------------------------
Russell 2000 Index                              47.25%    7.13%    9.47%     5.23%
Russell 2000 Growth Index                       48.54%    0.86%    5.43%     0.54%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a sigsnificant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could under-perform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A   CLASS B   CLASS C
Management fee                                         0.75%      0.75%     0.75%
Distribution and service (12b-1) fees                  0.25%      1.00%     1.00%
Other expenses                                         0.69%      0.69%     0.69%
Total fund operating expenses                          1.69%      2.44%     2.44%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1    YEAR 3    YEAR 5   YEAR 10

Class A                       $ 663   $ 1,006   $ 1,372   $ 2,398
Class B with redemption       $ 747   $ 1,061   $ 1,501   $ 2,591
Class B without redemption    $ 247   $   761   $ 1,301   $ 2,591
Class C with redemption       $ 347   $   761   $ 1,301   $ 2,776
Class C without redemption    $ 247   $   761   $ 1,301   $ 2,776

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

PORTFOLIO MANAGERS

ANURAG PANDIT, CFA
Joined fund team in 1996

THOMAS P. NORTON, CFA
Joined fund team in 2003

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           TAEMX
          CUSIP            478032105
          Newspaper        SmCpGrA
          SEC number       811-3392
          JH fund number   60

CLASS B   Ticker           TSEGX
          CUSIP            478032204
          Newspaper        SmCpGrB
          SEC number       811-3392
          JH fund number   160

CLASS C   Ticker           JSGCX
          CUSIP            478032501
          Newspaper        SmCpGrC
          SEC number       811-3392
          JH fund number   560

SOVEREIGN INVESTORS FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On August 31, 2004, that range was $505.9 million to $346.2 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 1.11%

BEST QUARTER: Q4 '98, 15.56%
WORST QUARTER: Q3 '02, -13.87%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994       -1.85%
1995       29.15%
1996       17.57%
1997       29.14%
1998       15.62%
1999        5.91%
2000        4.08%
2001       -6.06%
2002      -18.68%
2003       19.55%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                            LIFE OF
                                                1 YEAR   5 YEAR   10 YEAR   CLASS C
Class A before tax                              13.59%   -0.89%     7.85%       --
Class A after tax on distributions              13.25%   -2.17%     6.16%       --
Class A after tax on distributions, with sale    8.81%   -1.25%     6.07%       --
Class B before tax                              13.75%   -0.88%     7.84%       --
Class C before tax (began 5-1-98)               17.73%   -0.56%       --      0.39%
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%   -0.57%    11.07%     1.31%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A    CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%     1.00%

ANNUAL OPERATING EXPENSES                             CLASS A    CLASS B   CLASS C
Management fee                                         0.58%      0.58%     0.58%
Distribution and service (12b-1) fees                  0.30%      1.00%     1.00%
Other expenses                                         0.36%      0.36%     0.36%
Total fund operating expenses                          1.24%      1.94%     1.94%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                                   YEAR 1   YEAR 3    YEAR 5   YEAR 10

Class A                                     $ 620   $ 874    $ 1,147   $ 1,925
Class B with redemption                     $ 697   $ 909    $ 1,247   $ 2,083
Class B without redemption                  $ 197   $ 609    $ 1,047   $ 2,083
Class C with redemption                     $ 297   $ 609    $ 1,047   $ 2,264
Class C without redemption                  $ 197   $ 609    $ 1,047   $ 2,264

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

PORTFOLIO MANAGERS

JOHN F. SNYDER, III
Joined fund team in 1983

BARRY H. EVANS, CFA
Joined fund team in 1996

PETER M. SCHOFIELD, CFA
Joined fund team in 1996

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A    Ticker              SOVIX
           CUSIP               47803P302
           Newspaper           SvInvA
           SEC number          811-0560
           JH fund number      29

CLASS B    Ticker              SOVBX
           CUSIP               47803P401
           Newspaper           SvInvB
           SEC number          811-0560
           JH fund number      129

CLASS C    Ticker              SOVCX
           CUSIP               47803P609
           Newspaper           --
           SEC number          811-0560
           JH fund number      529

U.S. GLOBAL LEADERS GROWTH FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.


As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $505.9 million to $346.2 billion as of August 31, 2004).


The  fund  is  non-diversified,   which  allows  it  to  make  larger
investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002 reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the U.S. Global Leaders Growth Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 4.28%

BEST QUARTER: Q4 '98, 29.43%
WORST QUARTER: Q3 '98, -16.69%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1996      22.94%
1997      40.68%
1998      31.98%
1999       7.88%
2000       4.15%
2001      -6.83%
2002     -14.51%
2003      19.24%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF    LIFE OF   LIFE OF
                                                1 YEAR   5 YEAR   CLASS A    CLASS B   CLASS C
Class A before tax (began 9-29-95)               13.25%   0.27%    11.57%       --         --
Class A after tax on distributions               13.25%   0.27%    11.53%       --         --
Class A after tax on distributions, with sale     8.62%   0.23%    10.28%       --         --
Class B before tax (began 5-20-02)               13.35%     --        --     -3.43%        --
Class C before tax (began 5-20-02)               17.35%     --        --        --      -0.96%
----------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                      28.68%   0.57%     9.85%     2.96%      2.96%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)                    CLASS A    CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%     1.00%

ANNUAL OPERATING EXPENSES                              CLASS A    CLASS B   CLASS C
Management fee                                         0.75%      0.75%     0.75%
Distribution and service (12b-1) fees                  0.25%      1.00%     1.00%
Other expenses                                         0.36%      0.36%     0.36%
Total fund operating expenses                          1.36%      2.11%     2.11%

The hypothetical example below shows what your expenses would be after the expense reimbursement if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                                   YEAR 1   YEAR 3   YEAR 5    YEAR 10

Class A                                     $ 632    $ 909   $ 1,207   $ 2,053
Class B with redemption                     $ 714    $ 961   $ 1,334   $ 2,250
Class B without redemption                  $ 214    $ 661   $ 1,134   $ 2,250
Class C with redemption                     $ 314    $ 661   $ 1,134   $ 2,441
Class C without redemption                  $ 214    $ 661   $ 1,134   $ 2,441

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

SUBADVISER
SUSTAINABLE GROWTH ADVISERS, LP

Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS

GORDON M. MARCHAND, CFA, CIC
Managed fund since 1995

GEORGE P. FRAISE
Joined fund team in 2000

ROBERT L. ROHN
Joined fund team in 2003

SEE PAGE 44 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS A   Ticker           USGLX
          CUSIP            409902830
          Newspaper        USGlobLdrs
          SEC number       811-1677
          JH fund number   26

CLASS B   Ticker           USLBX
          CUSIP            409902822
          Newspaper        --
          SEC number       811-1677
          JH fund number   126

CLASS C   Ticker           USLCX
          CUSIP            409902814
          Newspaper        --
          SEC number       811-1677
          JH fund number   526

YOUR ACCOUNT

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

CLASS A

o    A front-end sales charge, as described at right.
o Distribution and service (12b-1) fees of 0.30% (0.25% for Classic Value, Large Cap Equity, Large Cap Select, Small Cap Growth and U.S. Global Leaders Growth).

CLASS B

o    No front-end sales charge; all your money goes to work for you right away.
o    Distribution and service (12b-1) fees of 1.00%.
o    A deferred sales charge, as described on following page.
o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

o    No front-end sales charge; all your money goes to work for you right away.
o    Distribution and service (12b-1) fees of 1.00%.
o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

INVESTORS PURCHASING $1 MILLION OR MORE OF CLASS B OR CLASS C SHARES MAY WANT TO CONSIDER THE LOWER OPERATING EXPENSES OF CLASS A SHARES.

FOR ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND-BY-FUND INFORMATION EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, THEY MAY COST SHAREHOLDERS MORE THAN OTHER TYPES OF SALES CHARGES.

YOUR BROKER/DEALER RECEIVES A PERCENTAGE OF THESE SALES CHARGES AND FEES. IN ADDITION, JOHN HANCOCK FUNDS MAY PAY SIGNIFICANT COMPENSATION OUT OF ITS OWN RESOURCES TO YOUR BROKER/DEALER.


OTHER CLASSES OF SHARES OF THE FUNDS, WHICH HAVE THEIR OWN EXPENSE STRUCTURE, MAY BE OFFERED IN SEPARATE PROSPECTUSES.


YOUR BROKER/DEALER OR AGENT MAY CHARGE YOU A FEE TO EFFECT TRANSACTIONS IN FUND SHARES.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

CLASS A Sales charges are as follows:

CLASS A SALES CHARGES


                                  AS A % OF    AS A % OF YOUR
YOUR INVESTMENT             OFFERING PRICE*        INVESTMENT

Up to $49,999                         5.00%             5.26%
$50,000 - $99,999                     4.50%             4.71%
$100,000 - $249,999                   3.50%             3.63%
$250,000 - $499,999                   2.50%             2.56%
$500,000 - $999,999                   2.00%             2.04%
$1,000,000 and over              See below


*OFFERING PRICE IS THE NET ASSET VALUE PER SHARE PLUS ANY INITIAL SALES CHARGE.


You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. TO RECEIVE THE REDUCED SALES CHARGE, YOU MUST TELL YOUR BROKER OR FINANCIAL ADVISER AT THE TIME YOU PURCHASE A FUND'S CLASS A SHARES ABOUT ANY OTHER JOHN HANCOCK MUTUAL FUNDS HELD BY YOU, YOUR SPOUSE OR YOUR CHILDREN UNDER THE AGE OF 21. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's Statement of Additional Information. You may request a Statement of Additional Information from your broker or financial adviser, access the funds' Web site at www.jhfunds.com, or call 1-800-225-5291.


INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge.There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

34  YOUR ACCOUNT

CLASS A DEFERRED CHARGES ON $1 MILLION + INVESTMENTS

                                       CDSC ON SHARES
YOUR INVESTMENT                            BEING SOLD
First $1M - $4,999,999                          1.00%
Next $1 - $5M above that                        0.50%
Next $1 or more above that                      0.25%

FOR PURPOSES OF THIS CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

CLASS B AND CLASS C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

CLASS B DEFERRED CHARGES

                                     CDSC ON SHARES
YEARS AFTER PURCHASE                     BEING SOLD
1st year                                      5.00%
2nd year                                      4.00%
3rd or 4th year                               3.00%
5th year                                      2.00%
6th year                                      1.00%
After 6th year                                none

CLASS C DEFERRED CHARGES
YEARS AFTER PURCHASE                          CDSC
1st year                                      1.00%
After 1st year                                none

FOR PURPOSES OF THESE CDSCS, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include your current holdings of all classes of John Hancock funds, as well as any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month letter of intention, described in the SAI.
o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

TO UTILIZE ANY REDUCTION YOU MUST: COMPLETE THE APPROPRIATE SECTION OF YOUR APPLICATION, OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

GROUP INVESTMENT PROGRAM A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

TO UTILIZE THIS PROGRAM YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES TO FIND OUT HOW TO QUALIFY. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

                                                                YOUR ACCOUNT  35

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans

o    certain retirement plans participating in Merrill Lynch or PruArray programs
o    redemptions pursuant to a fund's right to liquidate an account less than
     $1,000
o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o    to make certain distributions from a retirement plan
o    because of shareholder death or disability

TO UTILIZE THIS WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

TO UTILIZE THIS PRIVILEGE YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:


o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets from an employee benefit plan into a John Hancock fund
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
o participants in certain 529 plans that have a signed agreement with John Hancock Funds (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch or PruArray programs


Class A shares of John Hancock Classic Value Fund may be offered without front-end sales charges or CDSCs to any shareholder account of Pzena Focused Value Fund registered on this fund's books in the shareholder's name as of November 8, 2002.

Class A shares of John Hancock Large Cap Select Fund may be offered without front-end sales charges or CDSCs to any shareholder account of M.S.B. Fund, Inc. registered on this fund's books in the shareholder's name as of August 22, 2003.

Class A shares of John Hancock U.S. Global Leaders Growth Fund may be offered without front-end sales charges or CDSCs to any shareholder account of U.S. Global Leaders Growth Fund registered on this fund's books in the shareholder's name as of May 17, 2002.

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).


OTHER WAIVERS Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock Fund to the same class of any other John Hancock Fund (see "Transaction Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)


--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o    non-retirement account: $1,000
     o    retirement account: $250
     o    group investments: $250
     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month


3 All shareholders must complete the account application, carefully following the instructions. When opening a CORPORATE ACCOUNT, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a TRUST ACCOUNT, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.


4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

36  YOUR ACCOUNT

BUYING SHARES

             OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
BY CHECK

[GRAPHIC]    o  Make out a check for the investment amount,       o  Make out a check for the investment amount payable to
                payable to "John Hancock Signature Services,         "John Hancock Signature Services, Inc."
                Inc."

             o  Deliver the check and your completed              o  Fill out the detachable investment slip from an account
                application to your financial representative,        statement. If no slip is available, include a note
                or mail them to Signature Services                   specifying the fund name, your share class, your account
                (address below).                                     number and the name(s) in which the account is registered.

                                                                  o  Deliver the check and your investment slip or note to
                                                                     your financial representative, or mail them to Signature
                                                                     Services (address below).

BY EXCHANGE

[GRAPHIC]    o  Call your financial representative or             o  Log on to www.jhfunds.com to process exchanges between funds.
                Signature Services to request an exchange.
                                                                  o  Call EASI-Line for automated service 24 hours a day
                                                                     using your touch-tone phone at 1-800-338-8080.

                                                                  o  Call your financial representative or Signature
                                                                     Services to request an exchange.

BY WIRE

[GRAPHIC]    o  Deliver your completed application to your        o  Instruct your bank to wire the amount of your
                financial representative, or mail it to              investment to:
                Signature Services.                                     First Signature Bank & Trust
                                                                        Account # 900000260
             o  Obtain your account number by calling your              Routing # 211475000
                financial representative or Signature
                Services.

             o  Instruct your bank to wire the amount of your     Specify the fund name, your share class, your account
                investment to:                                    number and the name(s) in which the account is registered.
                   First Signature Bank & Trust                   Your bank may charge a fee to wire funds.
                   Account # 900000260
                   Routing # 211475000

             Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY INTERNET

[GRAPHIC]    See "By exchange" and "By wire."                     o  Verify that your bank or credit union is a member of
                                                                     the Automated Clearing House (ACH) system.

                                                                  o  Complete the "Bank Information" section on your account application.

                                                                  o  Log on to www.jhfunds.com to initiate purchases using your authorized bank account.

BY PHONE

[GRAPHIC]    See "By exchange" and "By wire."                     o  Verify that your bank or credit union is a member of the
                                                                     Automated Clearing House (ACH) system.

                                                                  o  Complete the "Bank Information" section on your
                                                                     account application.

                                                                  o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                  o  Call your financial representative or call Signature
                                                                     Services between 8 A.M. and 7 P .M. Eastern Time on most
                                                                     business days.

TO OPEN OR ADD TO AN ACCOUNT USING THE MONTHLY AUTOMATIC ACCUMULATION PROGRAM, SEE "ADDITIONAL INVESTOR SERVICES."

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

                                                                YOUR ACCOUNT  37

SELLING SHARES

                                                                  TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER

[GRAPHIC]    o  Accounts of any type.                             o  Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account
             o  Sales of any amount.                                 number, the name(s) in which the account is registered
                                                                     and the dollar value or number of shares you wish to sell.

                                                                  o  Include all signatures and any additional documents that may be required (see next page).

                                                                  o  Mail the materials to Signature Services.

                                                                  o  A check will be mailed to the name(s) and address in
                                                                     which the account is registered, or otherwise according to your letter of instruction.

BY INTERNET

[GRAPHIC]    o  Most accounts.                                    o  Log on to www.jhfunds.com to initiate redemptions from
                                                                     your funds.
             o  Sales of up to $100,000.

BY PHONE

[GRAPHIC]    o  Most accounts.                                    o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.
             o  Sales of up to $100,000.
                                                                  o  Call your financial representative or call Signature
                                                                     Services between 8 A.M. and 7 P .M. Eastern Time on most
                                                                     business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

[GRAPHIC]    o  Requests by letter to sell any amount.            o  To verify that the Internet or telephone redemption
                                                                     privilege is in place on an account, or to request the form
             o  Requests by Internet or phone to sell up to          to add it to an existing account, call Signature Services.
                $100,000.
                                                                  o  Amounts of $1,000 or more will be wired on the next
                                                                     business day. A $4 fee will be deducted from your account.

                                                                  o  Amounts of less than $1,000 may be sent by EFT or by
                                                                     check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

BY EXCHANGE

[GRAPHIC]    o  Accounts of any type.                             o  Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial
             o  Sales of any amount.                                 representative or Signature Services.

                                                                  o  Log on to www.jhfunds.com to process exchanges between
                                                                     your funds.

                                                                  o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                  o  Call your financial representative or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

38  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days

o    you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

SELLER                                                            REQUIREMENTS FOR WRITTEN REQUESTS           [GRAPHIC]

   Owners of individual, joint or UGMA/UTMA accounts              o  Letter of instruction.
   (custodial accounts for minors).
                                                                  o  On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                  o  Signature guarantee if applicable (see above).

   Owners of corporate, sole proprietorship, general partner      o  Letter of instruction.
   or association accounts.
                                                                  o  Corporate business/organization resolution, certified
                                                                     within the past 12 months, or a John Hancock Funds business/
                                                                     organization certification form.

                                                                  o  On the letter and the resolution, the signature of the
                                                                     person(s) authorized to sign for the account.

                                                                  o  Signature guarantee if applicable (see above).

   Owners or trustees of trust accounts.                          o  Letter of instruction.

                                                                  o  On the letter, the signature(s) of the trustee(s).

                                                                  o  Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

                                                                  o  Signature guarantee if applicable (see above).

   Joint tenancy shareholders with rights of survivorship         o  Letter of instruction signed by surviving tenant.
   whose co-tenants are deceased.
                                                                  o  Copy of death certificate.

                                                                  o  Signature guarantee if applicable (see above).

   Executors of shareholder estates.                              o  Letter of instruction signed by executor.

                                                                  o  Copy of order appointing executor, certified within the past 12 months.

                                                                  o  Signature guarantee if applicable (see above).

   Administrators, conservators, guardians and other sellers      o  Call 1-800-225-5291 for instructions.
   or account types not listed above.

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

                                                                YOUR ACCOUNT  39

--------------------------------------------------------------------------------
TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.


Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

The funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the fund reasonably believes that the trading activity in the account(s) would be disruptive to the fund. For example, a fund may refuse a purchase order if the fund's adviser believes that it would be unable to invest the money effectively in accordance with the fund's investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

A fund and/or its service providers currently undertake a variety of measures designed to help detect market timing activity including monitoring shareholder transaction activity and cash flows. The trading history of accounts under common ownership or control may be considered in enforcing these policies. Despite these measures, however, the fund and/or its service providers may not be able to detect or prevent all instances of short-term trading. For example, a fund may not have sufficient information regarding the beneficial ownership of shares owned through financial intermediaries or other omnibus-type account arrangements to enforce these policies.


ACCOUNT INFORMATION John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges, and take any other steps that it deems reasonable.

CERTIFICATED SHARES The funds no longer issue share certifi-cates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

40  YOUR ACCOUNT

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
o    after any changes of name or address of the registered owner(s)
o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced and Sovereign Investors Funds typically declare and pay income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.


DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.


TAXABILITY OF DIVIDENDS Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND SECURITIES The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings.

                                                                YOUR ACCOUNT  41

FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Balanced, Classic Value, Focused Equity,
Growth Trends, International, Large Cap Equity, Large Cap Select, Mid Cap Growth, Multi Cap Growth, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Core Equity, Focused Equity, Large Cap Equity, Large Cap Growth, Large Cap Select, Mid Cap Growth, Small Cap Equity, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

MANAGEMENT FEES The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:

FUND                            % OF NET ASSETS

Balanced                             0.60%
Classic Value                        0.49%*
Core Equity                          0.75%
Focused Equity                       0.00%*
Growth Trends                        0.63%*
International                        0.35%*
Large Cap Equity                    0.625%
Large Cap Growth                     0.75%
Large Cap Select                     0.00%*
Mid Cap Growth                       0.80%
Multi Cap Growth                     0.00%*
Small Cap Equity                     0.70%
Small Cap Growth                     0.75%
Sovereign Investors                  0.58%
U.S. Global Leaders Growth           0.75%

*AFTER EXPENSE REIMBURSEMENT.

                                     [CHART]

42  FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE


SUBADVISERS Independence Investment LLC ("Independence") subadvises Core Equity Fund. Independence was founded in 1982 and provides investment advisory services to individual and institutional investors. Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2004, had total assets under management of approximately $10 billion.

Nicholas-Applegate Capital Management ("Nicholas-Applegate") subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiary of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of June 30, 2004, Nicholas-Applegate had total assets under management of approximately $16.8 billion.

Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal and Chief Executive Officer. PIM provides investment advisory services to individual and institutional investors and, as of June 30, 2004, had total assets under management of approximately $7.2 billion.

Shay Assets Management, Inc. ("SAM") subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $5 billion in assets as of June 30, 2004, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own 331/3% of SGA. Total assets under management by SGA principals as of June 30, 2004 were approximately $1 billion.


                                                                FUND DETAILS  43

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds. It is a brief summary of their business careers over the past five years.

BARRY H. EVANS, CFA
------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986


THOMAS M. FINUCANE
------------------------------------------
Vice president
Rejoined John Hancock Advisers in 2004
Senior vice president and research analyst, State Street Research & Management
 (2002-2004)
Vice president, John Hancock Advisers, LLC
 (1990-2002)
Began business career in 1983


GEORGE P. FRAISE
------------------------------------------
Principal of subadviser
Executive vice president of Yeager, Wood &
 Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper
 Investments (1997-2000)
Began business career in 1987

ROGER C. HAMILTON
------------------------------------------
Vice president
Joined John Hancock Advisers in 1994
Began business career in 1980

ROBERT C. JUNKIN, CPA
------------------------------------------
Vice president
Joined John Hancock Advisers in 2003
Vice president, Pioneer Investments, Inc.
 (1997-2002)
Began business career in 1988

GORDON M. MARCHAND, CFA, CIC
------------------------------------------
Principal of subadviser
Chief financial and operating officer of
 Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1978


TIMOTHY E. KEEFE, CFA,
------------------------------------------
Senior vice president and Chief Equity Officer
Rejoined John Hancock Advisers IN 2004
Partner and Portfolio Manager,
Thomas Weisel Partners (2000-2004)
Senior vice president, John Hancock Advisers, LLC
 (1996-2000)
Began business career in 1987


HENRY E. MEHLMAN, CFA
------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
 (2001-2002)
Vice president and director of research, Congress Asset Management Co.
 (1999-2001)
Consultant, Essex Management (1996-1999)
Began business career in 1972

JOHN J. MCCABE
------------------------------------------
Senior vice president of subadviser
Began business career in 1965

LINDA I. MILLER, CFA
------------------------------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1980

ALAN E. NORTON, CFA
------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
 (2001-2002)
Portfolio manager and director of research, Congress Asset Management Co.
 (1995-2001)
Began business career in 1987

THOMAS P. NORTON, CFA
------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Investment manager, Baring Asset
 Management (1997-2002)
Began business career in 1986

ANURAG PANDIT, CFA
------------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

ROBERT L. ROHN
------------------------------------------
Principal of subadviser
Chairman and chief executive officer,
 W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

JAMES K. SCHMIDT, CFA
------------------------------------------
Executive vice president
Joined John Hancock Advisers in 1992
Began business career in 1979

PETER M. SCHOFIELD, CFA
------------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

JOHN F. SNYDER, III
------------------------------------------
Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971

MARK F. TRAUTMAN
------------------------------------------
Vice president of subadviser
Began business career in 1986

LISA A. WELCH
------------------------------------------
Vice president
Joined John Hancock Advisers in 1998
Began business career in 1986

44  FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

BALANCED FUND

FIGURES FOR THE YEAR ENDED 12-31-03 WERE AUDITED BY DELOITTE & TOUCHE LLP.

CLASS A SHARES PERIOD ENDED:                               12-31-99(1)   12-31-00(1)   12-31-01(1),(2)   12-31-02(1)   12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 14.06       $ 14.05       $ 13.03          $  12.02       $  9.61
Net investment income(3)                                       0.35          0.33          0.30              0.23          0.17
Net realized and unrealized gain (loss) on investments         0.18         (0.59)        (0.99)            (2.40)         1.56
TOTAL FROM INVESTMENT OPERATIONS                               0.53         (0.26)        (0.69)            (2.17)         1.73
LESS DISTRIBUTIONS
From net investment income                                    (0.36)        (0.33)        (0.32)            (0.24)        (0.19)
From net realized gain                                        (0.18)        (0.43)           --                --            --
                                                              (0.54)        (0.76)        (0.32)            (0.24)        (0.19)
NET ASSET VALUE, END OF PERIOD                              $ 14.05       $ 13.03       $ 12.02          $   9.61       $ 11.15
TOTAL RETURN(4) (%)                                            3.89         (1.83)        (5.23)           (18.19)        18.21

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   131       $   148       $   136          $     85       $    88
Ratio of expenses to average net assets (%)                    1.22          1.31          1.37              1.39          1.41
Ratio of net investment income to average net assets (%)       2.47          2.52          2.45              2.15          1.70
Portfolio turnover (%)                                           94            99            98                86            60

CLASS B SHARES PERIOD ENDED:                               12-31-99(1)   12-31-00(1)   12-31-01(1),(2)   12-31-02(1)   12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 14.06       $ 14.05       $ 13.03          $  12.01       $  9.61
Net investment income(3)                                       0.26          0.24          0.22              0.16          0.10
Net realized and unrealized gain (loss) on investments         0.17         (0.59)        (1.00)            (2.40)         1.56
TOTAL FROM INVESTMENT OPERATIONS                               0.43         (0.35)        (0.78)            (2.24)         1.66
LESS DISTRIBUTIONS
From net investment income                                    (0.26)        (0.24)        (0.24)            (0.16)        (0.12)
From net realized gain                                        (0.18)        (0.43)           --                --            --
                                                              (0.44)        (0.67)        (0.24)            (0.16)        (0.12)
NET ASSET VALUE, END OF PERIOD                              $ 14.05       $ 13.03       $ 12.01          $   9.61       $ 11.15
TOTAL RETURN(4) (%)                                            3.16         (2.51)        (5.99)           (18.71)        17.42

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   112       $    77       $    46          $     28       $    30
Ratio of expenses to average net assets (%)                    1.92          2.01          2.07              2.09          2.11
Ratio of net investment income to average net assets (%)       1.76          1.78          1.75              1.44          1.00
Portfolio turnover (%)                                           94            99            98                86            60

                                                                FUND DETAILS  45

BALANCED FUND CONTINUED

CLASS C SHARES PERIOD ENDED:                                12-31-99(1),(5)   12-31-00(1)   12-31-01(1),(2)   12-31-02(1)   12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 14.60           $ 14.05       $ 13.03          $  12.01      $  9.61
Net investment income(3)                                        0.19              0.24          0.21              0.16         0.10
Net realized and unrealized gain (loss) on investments         (0.37)            (0.59)        (0.99)            (2.40)        1.56
TOTAL FROM INVESTMENT OPERATIONS                               (0.18)            (0.35)        (0.78)            (2.24)        1.66
LESS DISTRIBUTIONS
From net investment income                                     (0.19)            (0.24)        (0.24)            (0.16)       (0.12)
From net realized gain                                         (0.18)            (0.43)           --                --           --
                                                               (0.37)            (0.67)        (0.24)            (0.16)       (0.12)
NET ASSET VALUE, END OF PERIOD                               $ 14.05           $ 13.03       $ 12.01          $   9.61      $ 11.15
TOTAL RETURN(4) (%)                                            (1.15)(6)         (2.51)        (5.99)           (18.71)       17.42

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           --(7)        $     1       $     2          $      2      $     4
Ratio of expenses to average net assets (%)                     1.84(8)           2.01          2.07              2.09         2.11
Ratio of net investment income to average net assets (%)        1.88(8)           1.93          1.76              1.46         0.99
Portfolio turnover (%)                                            94                99            98                86           60

(1)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG LLP.
(2) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATING TO THE AMORTIZATION OF PREMIUMS AND ACCRETION OF DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001, WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.01, DECREASE NET REALIZED AND UNREALIZED LOSSES PER SHARE BY $0.01, AND, HAD THE FUND NOT MADE THESE CHANGES TO AMORTIZATION AND ACCRETION, THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.50%, 1.80% AND 1.80% FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY. PER SHARE RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001, HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(4) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(5)  CLASS C SHARES BEGAN OPERATIONS ON 5-3-99.
(6)  NOT ANNUALIZED.
(7)  LESS THAN $500,000.
(8)  ANNUALIZED.

46  FUND DETAILS

CLASSIC VALUE FUND

FIGURES AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS A SHARES PERIOD ENDED:                        4-30-99(1)    4-30-00(1)   4-30-01(1)   4-30-02(1)   12-31-02(2),(3)  12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD               $  14.40       $ 11.83      $ 11.63      $ 16.08       $ 18.16          $ 15.07
Net investment income (loss)(4)                       (0.05)        (0.06)        0.02         0.05          0.05             0.20
Net realized and unrealized gain (loss) on
investments                                           (2.02)         0.19         4.43         2.42         (2.68)            5.25
TOTAL FROM INVESTMENT OPERATIONS                      (2.07)         0.13         4.45         2.47         (2.63)            5.45
LESS DISTRIBUTIONS
From net investment income                               --            --           --        (0.06)        (0.02)           (0.13)
From net realized gain                                (0.50)        (0.33)          --        (0.33)        (0.44)           (0.12)
                                                      (0.50)        (0.33)          --        (0.39)        (0.46)           (0.25)
NET ASSET VALUE, END OF PERIOD                     $  11.83       $ 11.63      $ 16.08      $ 18.16       $ 15.07          $ 20.27
TOTAL RETURN(5),(6) (%)                              (14.03)         1.34        38.26        15.67        (14.00)(7)        36.25

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $      7       $     5      $    11      $    22       $    22          $   145
Ratio of expenses to average net assets (%)            1.75          1.75         1.75         1.25          1.27(8)          1.16
Ratio of adjusted expenses to average net
assets(9) (%)                                          2.60          2.99         2.81         2.01          2.57(8)          1.52
Ratio of net investment income (loss) to
average net assets (%)                                (0.41)        (0.47)        0.22         0.34          0.44(8)          1.13
Portfolio turnover (%)                                   47            50           78           38            47               25

CLASS B SHARES PERIOD ENDED:                                                                             12-31-02(10)    12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                      $ 14.11        $ 15.05
Net investment income (loss)(4)                                                                                --(11)       0.07
Net realized and unrealized gain on
investments                                                                                                  0.94           5.24
TOTAL FROM INVESTMENT OPERATIONS                                                                             0.94           5.31
LESS DISTRIBUTIONS
From net investment income                                                                                     --             --(11)
From net realized gain                                                                                         --          (0.12)
                                                                                                               --          (0.12)
NET ASSET VALUE, END OF PERIOD                                                                            $ 15.05        $ 20.24
TOTAL RETURN(5),(6) (%)                                                                                      6.66(7)       35.36

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                   $     1        $    47
Ratio of expenses to average net assets (%)                                                                  2.10(8)        1.91
Ratio of adjusted expenses to average net
assets(9) (%)                                                                                                6.82(8)        2.27
Ratio of net investment income (loss) to
average net assets (%)                                                                                      (0.06)(8)       0.38
Portfolio turnover (%)                                                                                         47             25

                                                                FUND DETAILS  47

CLASSIC VALUE FUND CONTINUED

CLASS C SHARES PERIOD ENDED:                                                                         12-31-02(10)    12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $  14.11        $ 15.05
Net investment income (loss)(4)                                                                            --(11)       0.07
Net realized and unrealized gain on
investments                                                                                              0.94           5.24
TOTAL FROM INVESTMENT OPERATIONS                                                                         0.94           5.31
LESS DISTRIBUTIONS
From net investment income                                                                                 --             --(11)
From net realized gain                                                                                     --          (0.12)
                                                                                                           --          (0.12)
NET ASSET VALUE, END OF PERIOD                                                                       $  15.05        $ 20.24
TOTAL RETURN(5),(6) (%)                                                                                  6.66(7)       35.36

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                              $      1        $    82
Ratio of expenses to average net assets (%)                                                              2.10(8)        1.91
Ratio of adjusted expenses to average net
assets(9) (%)                                                                                            6.82(8)        2.26
Ratio of net investment income (loss) to
average net assets (%)                                                                                  (0.10)(8)       0.39
Portfolio turnover (%)                                                                                     47             25

(1)  AUDITED BY PREVIOUS AUDITOR.
(2) EFFECTIVE 11-8-02, SHAREHOLDERS OF THE FORMER PZENA FOCUSED VALUE FUND BECAME OWNERS OF AN EQUAL NUMBER OF FULL AND FRACTIONAL CLASS A SHARES OF THE JOHN HANCOCK CLASSIC VALUE FUND. ADDITIONALLY, THE ACCOUNTING AND PERFORMANCE HISTORY OF THE FORMER PZENA FOCUSED VALUE FUND WAS REDESIGNATED AS THAT OF CLASS A OF JOHN HANCOCK CLASSIC VALUE FUND.
(3)  EFFECTIVE 12-31-02, THE FISCAL YEAR CHANGED FROM APRIL 30 TO DECEMBER 31.
(4)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(5) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(6) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(7)  NOT ANNUALIZED.
(8)  ANNUALIZED.
(9)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIODS
     SHOWN.
(10) CLASS B AND CLASS C SHARES BEGAN OPERATIONS ON 11-11-02.
(11) LESS THAN $0.01 PER SHARE.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR CLASS A FOR THE PERIOD OR YEAR ENDED APRIL 30, 1999, 2000, 2001 AND 2002, AND DECEMBER 31, 2002 AND 2003 WOULD HAVE
BEEN (14.88%), 0.10%, 37.20%, 14.91%, (14.87%) AND 35.89%, RESPECTIVELY. FOR
CLASS B, THE RETURNS FOR THE PERIOD OR YEAR ENDED DECEMBER 31, 2002 AND 2003 WOULD HAVE BEEN 6.00% AND 35.00%, RESPECTIVELY, AND FOR CLASS C, 6.00% AND 35.00%, RESPECTIVELY.

48  FUND DETAILS

CORE EQUITY FUND

FIGURES AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS A SHARES PERIOD ENDED:                             12-31-99   12-31-00   12-31-01   12-31-02    12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 30.14     $ 33.21    $ 29.87    $ 26.61    $ 20.53
Net investment loss(1)                                     (0.02)      (0.06)     (0.03)     (0.02)        --(2)
Net realized and unrealized gain (loss) on investments      3.72       (2.49)     (3.22)     (6.06)      4.86
TOTAL FROM INVESTMENT OPERATIONS                            3.70       (2.55)     (3.25)     (6.08)      4.86
LESS DISTRIBUTIONS
From net realized gain                                     (0.63)      (0.79)     (0.01)        --         --
NET ASSET VALUE, END OF PERIOD                           $ 33.21     $ 29.87    $ 26.61    $ 20.53    $ 25.39
TOTAL RETURN(3) (%)                                        12.37       (7.75)    (10.87)    (22.85)     23.67

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $   394     $   373    $   255    $   184    $   201
Ratio of expenses to average net assets (%)                 1.37        1.41       1.47       1.60       1.61
Ratio of net investment loss to average net assets (%)     (0.06)      (0.19)     (0.12)     (0.10)     (0.02)
Portfolio turnover (%)                                        98          82         76         64(4)      70

CLASS B SHARES PERIOD ENDED:                             12-31-99   12-31-00   12-31-01   12-31-02    12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 29.75     $ 32.54    $ 29.06    $ 25.71    $ 19.70
Net investment loss(1)                                     (0.24)      (0.27)     (0.22)     (0.18)     (0.15)
Net realized and unrealized gain (loss) on investments      3.66       (2.42)     (3.12)     (5.83)      4.64
TOTAL FROM INVESTMENT OPERATIONS                            3.42       (2.69)     (3.34)     (6.01)      4.49
LESS DISTRIBUTIONS
From net realized gain                                     (0.63)      (0.79)     (0.01)        --         --
NET ASSET VALUE, END OF PERIOD                           $ 32.54     $ 29.06    $ 25.71    $ 19.70    $ 24.19

TOTAL RETURN(3) (%)                                        11.59       (8.35)    (11.49)    (23.38)     22.79

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $   664     $   499    $   377    $   253    $   252
Ratio of expenses to average net assets (%)                 2.07        2.07       2.17       2.30       2.31
Ratio of net investment loss to average net assets (%)     (0.77)      (0.86)     (0.82)     (0.80)     (0.72)
Portfolio turnover (%)                                        98          82         76         64(4)      70

                                                                FUND DETAILS  49

CORE EQUITY FUND CONTINUED

CLASS C SHARES PERIOD ENDED:                              12-31-99     12-31-00     12-31-01    12-31-02     12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 29.75      $ 32.54      $ 29.05     $ 25.70     $ 19.69
Net investment loss(1)                                       (0.25)       (0.28)       (0.22)      (0.18)      (0.15)
Net realized and unrealized gain (loss) on investments        3.67        (2.42)       (3.12)      (5.83)       4.64
TOTAL FROM INVESTMENT OPERATIONS                              3.42        (2.70)       (3.34)      (6.01)       4.49
LESS DISTRIBUTIONS
From net realized gain                                       (0.63)       (0.79)       (0.01)         --          --
NET ASSET VALUE, END OF PERIOD                             $ 32.54      $ 29.05      $ 25.70     $ 19.69     $ 24.18
TOTAL RETURN(3) (%)                                          11.59        (8.38)      (11.49)     (23.39)      22.80

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $    30      $    32      $    30     $    23     $    24
Ratio of expenses to average net assets (%)                   2.08         2.11         2.17        2.30        2.31
Ratio of net investment loss to average net assets (%)       (0.80)       (0.89)       (0.82)      (0.80)      (0.72)
Portfolio turnover (%)                                          98           82           76          64(4)       70

(1)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(2)  LESS THAN $0.01 PER SHARE.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  EXCLUDES MERGER ACTIVITY.

50  FUND DETAILS

FOCUSED EQUITY FUND

FIGURES AUDITED BY DELOITTE & TOUCHE LLP.

CLASS A SHARES PERIOD ENDED:                                10-31-01(1),(2)   10-31-02(2)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $  10.00          $   7.17      $  4.66
Net investment loss(3)                                         (0.10)            (0.06)       (0.05)
Net realized and unrealized gain (loss) on investments         (2.73)            (2.45)        1.73
TOTAL FROM INVESTMENT OPERATIONS                               (2.83)            (2.51)        1.68
NET ASSET VALUE, END OF PERIOD                              $   7.17          $   4.66      $  6.34
TOTAL RETURN(4),(5) (%)                                       (28.30)(6)        (35.01)       36.05

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $     12          $      6      $     6
Ratio of expenses to average net assets (%)                     1.50(7)           1.50         1.50
Ratio of adjusted expenses to average net assets(8) (%)         2.47(7)           2.13         2.68
Ratio of net investment loss to average net assets (%)         (1.09)(7)         (0.89)       (0.97)
Portfolio turnover (%)                                            97               144           46

CLASS B SHARES PERIOD ENDED:                                10-31-01(1),(2)   10-31-02(2)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $  10.00          $   7.12      $  4.59
Net investment loss(3)                                         (0.17)            (0.10)       (0.08)
Net realized and unrealized gain (loss) on investments         (2.71)            (2.43)        1.70
TOTAL FROM INVESTMENT OPERATIONS                               (2.88)            (2.53)        1.62
NET ASSET VALUE, END OF PERIOD                              $   7.12          $   4.59      $  6.21
TOTAL RETURN(4),(5) (%)                                       (28.80)(6)        (35.53)       35.29

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $     11          $      5      $     6
Ratio of expenses to average net assets (%)                     2.20(7)           2.18         2.17
Ratio of adjusted expenses to average net assets(8) (%)         3.17(7)           2.81         3.35
Ratio of net investment loss to average net assets (%)         (1.80)(7)         (1.57)       (1.64)
Portfolio turnover (%)                                            97               144           46

CLASS C SHARES PERIOD ENDED:                                10-31-01(1),(2)   10-31-02(2)    10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $  10.00          $   7.12      $  4.59
Net investment loss(3)                                         (0.17)            (0.10)       (0.09)
Net realized and unrealized gain (loss) on investments         (2.71)            (2.43)        1.71
TOTAL FROM INVESTMENT OPERATIONS                               (2.88)            (2.53)        1.62
NET ASSET VALUE, END OF PERIOD                              $   7.12          $   4.59      $  6.21
TOTAL RETURN(4),(5) (%)                                       (28.80)(6)        (35.53)       35.29

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $      4          $      2      $     2
Ratio of expenses to average net assets (%)                     2.20(7)           2.20         2.20
Ratio of adjusted expenses to average net assets(8) (%)         3.17(7)           2.83         3.38
Ratio of net investment loss to average net assets (%)         (1.78)(7)         (1.59)       (1.67)
Portfolio turnover (%)                                            97               144           46

(1)  CLASS A, CLASS B AND CLASS C SHARES BEGAN OPERATIONS ON 11-1-00.
(2)  AUDITED BY PREVIOUS AUDITOR, PRICEWATERHOUSECOOPERS LLP.
(3)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(4) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(5) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(6)  NOT ANNUALIZED.
(7)  ANNUALIZED.
(8)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIODS
     SHOWN.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR THE YEARS ENDED OCTOBER 31, 2001, 2002 AND 2003, WOULD HAVE BEEN (29.27%), (35.64%) AND 34.87% FOR CLASS A,
(29.77%), (36.16%) AND 34.11% FOR CLASS B AND (29.77%), (36.16%) AND 34.11% FOR
CLASS C, RESPECTIVELY.

                                                                FUND DETAILS  51

GROWTH TRENDS FUND

FIGURES AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS A SHARES PERIOD ENDED:                                      10-31-00(1)   10-31-01   10-31-02   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.00      $   9.54   $   5.87    $  4.49
Net investment income (loss)(2)                                       0.01         (0.05)     (0.05)     (0.03)
Net realized and unrealized gain (loss) on investments               (0.47)        (3.61)     (1.33)      1.05
TOTAL FROM INVESTMENT OPERATIONS                                     (0.46)        (3.66)     (1.38)      1.02
LESS DISTRIBUTIONS
From net investment income                                              --         (0.01)        --         --
NET ASSET VALUE, END OF PERIOD                                     $  9.54      $   5.87   $   4.49    $  5.51
TOTAL RETURN(3),(4) (%)                                              (4.60)(5)    (38.37)    (23.51)     22.72

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    86      $     99   $     65    $    69
Ratio of expenses to average net assets (%)                           1.65(6)       1.65       1.65       1.65
Ratio of adjusted expenses to average net assets(7) (%)               1.75(6)       1.85       1.88       2.02
Ratio of net investment income (loss) to average net assets (%)       0.57(6)      (0.70)     (0.91)     (0.64)
Portfolio turnover (%)                                                  11           116         68         76

CLASS B SHARES PERIOD ENDED:                                      10-31-00(1)   10-31-01   10-31-02   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.00      $   9.54   $   5.83    $  4.42
Net investment loss(2)                                                  --(8)      (0.10)     (0.09)     (0.06)
Net realized and unrealized gain (loss) on investments               (0.46)        (3.61)     (1.32)      1.04
TOTAL FROM INVESTMENT OPERATIONS                                     (0.46)        (3.71)     (1.41)      0.98
NET ASSET VALUE, END OF PERIOD                                     $  9.54      $   5.83   $   4.42    $  5.40
TOTAL RETURN(3),(4) (%)                                              (4.60)(5)    (38.89)    (24.19)     22.17

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $   125      $    161   $    102    $   104
Ratio of expenses to average net assets (%)                           2.34(6)       2.35       2.35       2.35
Ratio of adjusted expenses to average net assets(7) (%)               2.44(6)       2.55       2.58       2.72
Ratio of net investment loss to average net assets (%)               (0.13)(6)     (1.40)     (1.61)     (1.34)
Portfolio turnover (%)                                                  11           116         68         76

CLASS C SHARES PERIOD ENDED:                                      10-31-00(1)   10-31-01   10-31-02   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.00      $   9.54   $   5.83    $  4.42
Net investment loss(2)                                                  --(8)      (0.10)     (0.09)     (0.06)
Net realized and unrealized gain (loss) on investments               (0.46)        (3.61)     (1.32)      1.04
TOTAL FROM INVESTMENT OPERATIONS                                     (0.46)        (3.71)     (1.41)      0.98
NET ASSET VALUE, END OF PERIOD                                     $  9.54      $   5.83   $   4.42    $  5.40
TOTAL RETURN(3),(4) (%)                                              (4.60)(5)    (38.89)    (24.19)     22.17

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    53      $     69   $     42    $    41
Ratio of expenses to average net assets (%)                           2.34(6)       2.35       2.35       2.35
Ratio of adjusted expenses to average net assets(7) (%)               2.44(6)       2.55       2.58       2.72
Ratio of net investment loss to average net assets (%)               (0.13)(6)     (1.40)     (1.61)     (1.34)
Portfolio turnover (%)                                                  11           116         68         76

(1)  CLASS A, CLASS B AND CLASS C SHARES BEGAN OPERATIONS ON 9-22-00.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(5)  NOT ANNUALIZED.
(6)  ANNUALIZED.
(7)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIODS
     SHOWN.
(8)  LESS THAN $0.01 PER SHARE.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR THE PERIOD OR YEARS ENDED OCTOBER 31, 2000, 2001, 2002 AND 2003 WOULD HAVE BEEN (4.61%), (38.57%), (23.74%) AND
22.35% FOR CLASS A, (4.61%), (39.09%), (24.42%) AND 21.80% FOR CLASS B AND
(4.61%), (39.09%), (24.42%) AND 21.80% FOR CLASS C, RESPECTIVELY.

52  FUND DETAILS

INTERNATIONAL FUND

FIGURES AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS A SHARES PERIOD ENDED:                              10-31-99    10-31-00   10-31-01   10-31-02   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $  8.81    $  10.95   $   9.45   $   6.18   $   5.10
Net investment loss(1)                                       (0.02)      (0.04)     (0.05)     (0.04)     (0.04)
Net realized and unrealized gain (loss) on investments        2.16       (1.01)     (3.22)     (1.04)      1.15
TOTAL FROM INVESTMENT OPERATIONS                              2.14       (1.05)     (3.27)     (1.08)      1.11
LESS DISTRIBUTIONS
From net realized gain                                          --       (0.45)        --         --         --
NET ASSET VALUE, END OF PERIOD                             $ 10.95    $   9.45   $   6.18   $   5.10   $   6.21
TOTAL RETURN(2),(3) (%)                                      24.29      (10.15)    (34.60)    (17.48)     21.76

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $     7    $     15   $      8   $      6   $     62
Ratio of expenses to average net assets (%)                   1.96        1.88       2.23       2.38       2.45
Ratio of adjusted expenses to average net assets(4) (%)       3.81        3.44       3.83       4.43       3.00
Ratio of net investment loss to average net assets (%)       (0.20)      (0.43)     (0.65)     (0.68)     (0.63)
Portfolio turnover (%)                                         113         163        278        228(5)     216(5)

CLASS B SHARES PERIOD ENDED:                              10-31-99    10-31-00   10-31-01   10-31-02   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $  8.55    $  10.55   $   9.04   $   5.86   $   4.81
Net investment loss(1)                                       (0.09)      (0.12)     (0.10)     (0.08)     (0.07)
Net realized and unrealized gain (loss) on investments        2.09       (0.94)     (3.08)     (0.97)      1.07
TOTAL FROM INVESTMENT OPERATIONS                              2.00       (1.06)     (3.18)     (1.05)      1.00
LESS DISTRIBUTIONS
From net realized gain                                          --       (0.45)        --         --         --
NET ASSET VALUE, END OF PERIOD                             $ 10.55    $   9.04   $   5.86   $   4.81   $   5.81
TOTAL RETURN(2),(3) (%)                                      23.39      (10.65)    (35.18)    (17.92)     20.79

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $     9    $     12   $      6   $      5   $     30
Ratio of expenses to average net assets (%)                   2.63        2.57       2.93       3.08       3.15
Ratio of adjusted expenses to average net assets(4) (%)       4.48        4.13       4.53       5.13       3.70
Ratio of net investment loss to average net assets (%)       (0.91)      (1.13)     (1.34)     (1.38)     (1.28)
Portfolio turnover (%)                                         113         163        278        228(5)     216(5)

                                                                FUND DETAILS  53

INTERNATIONAL FUND CONTINUED

CLASS C SHARES PERIOD ENDED:                              10-31-99    10-31-00   10-31-01   10-31-02   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $  8.55    $  10.57   $   9.05   $   5.87   $   4.81
Net investment loss(1)                                       (0.10)      (0.11)     (0.10)     (0.08)     (0.06)
Net realized and unrealized gain (loss) on investments        2.12       (0.96)     (3.08)     (0.98)      1.06
TOTAL FROM INVESTMENT OPERATIONS                              2.02       (1.07)     (3.18)     (1.06)      1.00
LESS DISTRIBUTIONS
From net realized gain                                          --       (0.45)        --         --         --
NET ASSET VALUE, END OF PERIOD                             $ 10.57    $   9.05   $   5.87   $   4.81   $   5.81
TOTAL RETURN(2),(3) (%)                                      23.63      (10.72)    (35.14)    (18.06)     20.79

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                         --(6) $      1   $      1   $      1   $      3
Ratio of expenses to average net assets (%)                   2.66        2.57       2.93       3.08       3.15
Ratio of adjusted expenses to average net assets(4) (%)       4.51        4.13       4.53       5.13       3.70
Ratio of net investment loss to average net assets (%)       (1.04)      (1.07)     (1.35)     (1.38)     (1.11)
Portfolio turnover (%)                                         113         163        278        228(5)     216(5)

(1)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(2) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(3) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(4)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIODS
     SHOWN.
(5)  EXCLUDES MERGER ACTIVITY.
(6)  LESS THAN $500,000.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR THE PERIODS OR YEARS ENDED OCTOBER 31, 1999, 2000, 2001, 2002 AND 2003 WOULD HAVE BEEN 22.44%, (11.71%), (36.20%),
(19.53%) AND 21.21% FOR CLASS A, 21.54%, (12.21%), (36.78%), (19.97%) AND 20.24%
FOR CLASS B AND 21.78%, (12.28%), (36.74%), (20.11%) AND 20.24% FOR CLASS C,
RESPECTIVELY.

54  FUND DETAILS

LARGE CAP EQUITY FUND

FIGURES FOR THE YEAR 12-31-03 WERE AUDITED BY DELOITTE & TOUCHE LLP.

CLASS A SHARES PERIOD ENDED:                                      12-31-99(1)    12-31-00(1)   12-31-01(1)  12-31-02(1)  12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 21.26        $ 27.02       $ 20.93     $  19.10      $ 11.85
Net investment income (loss)(2)                                       0.09(3)       (0.10)        (0.10)          --(4)      0.01
Net realized and unrealized gain (loss) on investments                7.80           0.07         (0.62)       (7.23)        2.75
TOTAL FROM INVESTMENT OPERATIONS                                      7.89          (0.03)        (0.72)       (7.23)        2.76
LESS DISTRIBUTIONS
From net realized gain                                               (2.13)         (6.06)        (1.11)       (0.02)          --
NET ASSET VALUE, END OF PERIOD                                     $ 27.02        $ 20.93       $ 19.10     $  11.85      $ 14.61
TOTAL RETURN(5) (%)                                                  37.89          (2.93)        (3.36)      (37.83)       23.29

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $   604        $   774       $   768     $    365      $   376
Ratio of expenses to average net assets (%)                           1.17           1.14          1.23         1.28         1.35
Ratio of net investment income (loss) to average net assets (%)       0.40          (0.39)        (0.50)        0.02         0.10
Portfolio turnover (%)                                                 113            112            71          114          140

CLASS B SHARES PERIOD ENDED:                                      12-31-99(1)   12-31-00(1)   12-31-01(1)   12-31-02(1)   12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 21.20        $ 26.79       $ 20.52     $  18.55      $ 11.42
Net investment loss(2)                                               (0.07)         (0.30)        (0.25)       (0.11)       (0.08)
Net realized and unrealized gain (loss) on investments                7.75           0.09         (0.61)       (7.00)        2.64
TOTAL FROM INVESTMENT OPERATIONS                                      7.68          (0.21)        (0.86)       (7.11)        2.56
LESS DISTRIBUTIONS
From net realized gain                                               (2.09)         (6.06)        (1.11)       (0.02)          --
NET ASSET VALUE, END OF PERIOD                                     $ 26.79        $ 20.52       $ 18.55     $  11.42      $ 13.98
TOTAL RETURN(5) (%)                                                  36.95          (3.64)        (4.12)      (38.31)       22.42

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $   768        $   791       $   718     $    290      $   267
Ratio of expenses to average net assets (%)                           1.88           1.89          1.98         2.03         2.10
Ratio of net investment loss to average net assets (%)               (0.31)         (1.13)        (1.25)       (0.74)       (0.66)
Portfolio turnover (%)                                                 113            112            71          114          140

                                                                FUND DETAILS  55

LARGE CAP EQUITY FUND CONTINUED

CLASS C SHARES PERIOD ENDED                                       12-31-99(1)    12-31-00(1)   12-31-01(1)   12-31-02(1)  12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 21.20       $  26.79       $ 20.52      $  18.55      $ 11.42
Net investment loss(2)                                               (0.09)         (0.29)        (0.25)        (0.11)       (0.08)
Net realized and unrealized gain (loss) on investments                7.77           0.08         (0.61)        (7.00)        2.64
TOTAL FROM INVESTMENT OPERATIONS                                      7.68          (0.21)        (0.86)        (7.11)        2.56
LESS DISTRIBUTIONS
From net realized gain                                               (2.09)         (6.06)        (1.11)        (0.02)          --
NET ASSET VALUE, END OF PERIOD                                     $ 26.79        $ 20.52       $ 18.55      $  11.42      $ 13.98
TOTAL RETURN(5) (%)                                                  36.94          (3.64)        (4.12)       (38.31)       22.42

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $    13        $    66       $   120      $     40      $    35
Ratio of expenses to average net assets (%)                           1.92           1.89          1.98          2.03         2.10
Ratio of net investment loss to average net assets (%)               (0.40)         (1.14)        (1.25)        (0.75)       (0.66)
Portfolio turnover (%)                                                 113            112            71           114          140

(1)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG LLP.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) CLASS A HAS NET INVESTMENT INCOME BECAUSE OF ITS RELATIVELY LOWER CLASS EXPENSES, AS COMPARED TO OTHER SHARE CLASSES.
(4)  LESS THAN $0.01 PER SHARE.
(5) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES. LARGE CAP GROWTH FUND

56  FUND DETAILS

LARGE CAP GROWTH FUND

FIGURES FOR THE YEAR ENDED 10-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS A SHARES PERIOD ENDED:                               10-31-99(1)   10-31-00(1)   10-31-01(1)   10-31-02(1)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 22.27       $ 25.04      $  20.73      $  10.38       $  8.14
Net investment loss(2)                                        (0.17)        (0.23)        (0.13)        (0.10)        (0.07)
Net realized and unrealized gain (loss) on investments         5.65         (1.48)        (9.42)        (2.14)         1.47
TOTAL FROM INVESTMENT OPERATIONS                               5.48         (1.71)        (9.55)        (2.24)         1.40
LESS DISTRIBUTIONS
From net realized gain                                        (2.71)        (2.60)        (0.80)           --            --
NET ASSET VALUE, END OF PERIOD                              $ 25.04       $ 20.73      $  10.38      $   8.14       $  9.54
TOTAL RETURN(3) (%)                                           27.58         (8.15)       (47.77)       (21.58)        17.20(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   484       $   421      $    209      $    140       $   148
Ratio of expenses to average net assets (%)                    1.35          1.36          1.59          1.75          1.86
Ratio of adjusted expenses to average net assets(5) (%)          --            --            --            --          1.87
Ratio of net investment loss to average net assets (%)        (0.70)        (0.97)        (0.99)        (0.96)        (0.82)
Portfolio turnover (%)                                          183           162           131           228           121

CLASS B SHARES PERIOD ENDED:                               10-31-99(1)   10-31-00(1)   10-31-01(1)   10-31-02(1)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 21.38       $ 23.74      $  19.40      $   9.62       $  7.49
Net investment loss(2)                                        (0.31)        (0.37)        (0.21)        (0.15)        (0.12)
Net realized and unrealized gain (loss) on investments         5.38         (1.37)        (8.77)        (1.98)         1.35
TOTAL FROM INVESTMENT OPERATIONS                               5.07         (1.74)        (8.98)        (2.13)         1.23
LESS DISTRIBUTIONS
From net realized gain                                        (2.71)        (2.60)        (0.80)           --             --
NET ASSET VALUE, END OF PERIOD                              $ 23.74       $ 19.40      $   9.62      $   7.49       $  8.72
TOTAL RETURN(3) (%)                                           26.70         (8.79)       (48.12)       (22.14)        16.42(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   312       $   239      $     88      $     51       $    50
Ratio of expenses to average net assets (%)                    2.02          2.05          2.24          2.45          2.56
Ratio of adjusted expenses to average net assets(5) (%)          --            --            --            --          2.57
Ratio of net investment loss to average net assets (%)        (1.37)        (1.66)        (1.65)        (1.66)        (1.52)
Portfolio turnover (%)                                          183           162           131           228           121

CLASS C SHARES PERIOD ENDED:                              10-31-99(1)   10-31-00(1)   10-31-01(1)   10-31-02(1)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 21.37       $ 23.73      $  19.39      $   9.61       $  7.49
Net investment loss(2)                                       (0.31)        (0.37)        (0.20)        (0.15)        (0.12)
Net realized and unrealized gain (loss) on investments        5.38         (1.37)        (8.78)        (1.97)         1.34
TOTAL FROM INVESTMENT OPERATIONS                              5.07         (1.74)        (8.98)        (2.12)         1.22
LESS DISTRIBUTIONS
From net realized gain                                       (2.71)        (2.60)        (0.80)           --            --
NET ASSET VALUE, END OF PERIOD                             $ 23.73       $ 19.39      $   9.61      $   7.49       $  8.71
TOTAL RETURN(3) (%)                                          26.72         (8.80)       (48.15)       (22.06)        16.29(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $     1       $     3      $      4      $      3       $     4
Ratio of expenses to average net assets (%)                   2.05          2.06          2.29          2.45          2.56
Ratio of adjusted expenses to average net assets(5) (%)         --            --            --            --          2.57
Ratio of net investment loss to average net assets (%)       (1.36)        (1.71)        (1.68)        (1.66)        (1.53)
Portfolio turnover (%)                                         183           162           131           228           121

(1)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG, LLP.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4) TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
(5)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIOD
     SHOWN.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2003 WOULD HAVE BEEN 17.19%, 16.41% AND 16.28%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES.

                                                                FUND DETAILS  57

LARGE CAP SELECT FUND

FIGURES FOR THE YEAR ENDED 12-31-03 WERE AUDITED BY PRICEWATERCOOPERS LLP.

CLASS A SHARES PERIOD ENDED:                                12-31-99(1)   12-31-00(1)    12-31-01(1)  12-31-02(1)    12-31-03(2)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 21.49       $ 21.09        $ 20.74     $  18.78        $ 15.27
Net investment income (loss)(3)                                 0.01            --(4)       (0.03)          --(4)       (0.01)
Net realized and unrealized gain (loss) on investments          1.20          1.18          (0.74)       (2.83)          2.63
TOTAL FROM INVESTMENT OPERATIONS                                1.21          1.18          (0.77)       (2.83)          2.62
LESS DISTRIBUTIONS
From net investment income                                     (0.01)           --             --           --             --
From net realized gains                                        (1.60)        (1.53)         (1.19)       (0.68)         (0.09)
                                                               (1.61)        (1.53)         (1.19)       (0.68)         (0.09)
NET ASSET VALUE, END OF PERIOD                               $ 21.09       $ 20.74        $ 18.78     $  15.27        $ 17.80
TOTAL RETURN(5),(6) (%)                                         5.79          5.68          (3.73)      (15.08)         17.15

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $    68       $    64        $    59     $     50        $    55
Ratio of expenses to average net assets (%)                     1.24          1.31           1.44         1.38           1.51
Ratio of adjusted expenses to average net assets(7) (%)         1.26          1.43           1.52         1.48           1.89
Ratio of net investment income (loss) to average net
assets (%)                                                      0.03         (0.01)         (0.14)       (0.01)         (0.03)
Portfolio turnover (%)                                            22            15             13           18             22
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $    68       $    64        $    59     $     50        $    55
Ratio of expenses to average net assets (%)                     1.24          1.31           1.44         1.38           1.51
Ratio of adjusted expenses to average net assets (7) (%)        1.26          1.43           1.52         1.48           1.89
Ratio of net investment income (loss) to average net
assets (%)                                                      0.03         (0.01)         (0.14)       (0.01)         (0.03)
Portfolio turnover (%)                                            22            15             13           18             22

CLASS B SHARES PERIOD ENDED:                                                                                        12-31-03(2),(8)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                 $ 16.29
Net investment loss(3)                                                                                                 (0.03)
Net realized and unrealized gain on investments                                                                         1.59
TOTAL FROM INVESTMENT OPERATIONS                                                                                        1.56
LESS DISTRIBUTIONS
From net realized gains                                                                                                (0.09)
NET ASSET VALUE, END OF PERIOD                                                                                       $ 17.76
TOTAL RETURN(5),(6) (%)                                                                                                 9.57(9)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                              $     2
Ratio of expenses to average net assets (%)                                                                             2.13(10)
Ratio of adjusted expenses to average net assets(7) (%)                                                                 3.02(10)
Ratio of net investment loss to average net assets (%)                                                                 (0.49)(10)
Portfolio turnover (%)                                                                                                    22

58  FUND DETAILS

CLASS C SHARES PERIOD ENDED:                                                                                        12-31-03(8)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                 $ 16.29
Net investment loss(3)                                                                                                 (0.03)
Net realized and unrealized gain on investments                                                                         1.59
TOTAL FROM INVESTMENT OPERATIONS                                                                                        1.56
LESS DISTRIBUTIONS
From net realized gains                                                                                                (0.09)
NET ASSET VALUE, END OF PERIOD                                                                                       $ 17.76
TOTAL RETURN(5),(6) (%)                                                                                                 9.57(9)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                              $     1
Ratio of expenses to average net assets (%)                                                                             2.13(10)
Ratio of adjusted expenses to average net assets(7) (%)                                                                 3.02(10)
Ratio of net investment loss to average net assets (%)                                                                 (0.45)(10)
Portfolio turnover (%)                                                                                                    22

(1) DECEMBER 31, 2002 AUDITED BY ERNST & YOUNG LLP. DECEMBER 31, 2001, 2000 AND 1999 AUDITED BY OTHER AUDITORS.
(2) EFFECTIVE 8-25-03, SHAREHOLDERS OF THE FORMER M.S.B. FUND, INC. BECAME OWNERS OF AN EQUAL NUMBER OF FULL AND FRACTIONAL SHARES OF CLASS A SHARES OF THE JOHN HANCOCK LARGE CAP SELECT FUND. ADDITIONALLY, THE ACCOUNTING AND PERFORMANCE HISTORY OF THE FORMER M.S.B. FUND, INC. WAS REDESIGNATED AS THAT OF CLASS A OF JOHN HANCOCK LARGE CAP SELECT FUND.
(3)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(4)  LESS THAN $0.01 PER SHARE.
(5) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(6) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(7)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIOD
     SHOWN.
(8)  CLASS B AND CLASS C SHARES BEGAN OPERATIONS ON 8-25-03.
(9)  NOT ANNUALIZED.
(10) ANNUALIZED.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR CLASS A FOR THE YEARS ENDED DECEMBER 31, 1999, 2000, 2001, 2002 AND 2003 WOULD HAVE BEEN 5.77%, 5.56%, (3.81%),
(15.18%) AND 16.77%, RESPECTIVELY, AND THE RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2003, 9.26% FOR CLASS B AND 9.26% FOR CLASS C, RESPECTIVELY.

                                                                FUND DETAILS  59

MID CAP GROWTH FUND

FIGURES AUDITED BY PRICEWATERCOOPERS LLP.

CLASS A SHARES PERIOD ENDED:                             10-31-99    10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                     $  9.11     $ 12.85     $  16.03    $   7.66    $  6.47
Net investment loss(1)                                     (0.12)      (0.17)       (0.12)      (0.11)     (0.11)
Net realized and unrealized gain (loss) on investments      3.86        4.23        (7.48)      (1.08)      2.07
TOTAL FROM INVESTMENT OPERATIONS                            3.74        4.06        (7.60)      (1.19)      1.96
LESS DISTRIBUTIONS
From net realized gain                                        --       (0.88)       (0.77)         --         --
NET ASSET VALUE, END OF PERIOD                           $ 12.85     $ 16.03     $   7.66    $   6.47    $  8.43
TOTAL RETURN(2) (%)                                        41.05       33.26       (49.87)     (15.54)     30.29

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $   112     $   176     $     85    $     85    $   107
Ratio of expenses to average net assets (%)                 1.60        1.46         1.63        1.89       1.98
Ratio of net investment loss to average net assets (%)     (1.14)      (1.08)       (1.13)      (1.52)     (1.62)
Portfolio turnover (%)                                       153         146          211         267(3)     183

CLASS B SHARES PERIOD ENDED:                             10-31-99    10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                     $  8.72     $ 12.22     $  15.08    $   7.13    $  5.98
Net investment loss(1)                                     (0.18)      (0.27)       (0.18)      (0.16)     (0.15)
Net realized and unrealized gain (loss) on investments      3.68        4.01        (7.00)      (0.99)      1.91
TOTAL FROM INVESTMENT OPERATIONS                            3.50        3.74        (7.18)      (1.15)      1.76
LESS DISTRIBUTIONS
From net realized gain                                        --       (0.88)       (0.77)         --         --
NET ASSET VALUE, END OF PERIOD                           $ 12.22     $ 15.08     $   7.13    $   5.98    $  7.74
TOTAL RETURN(2) (%)                                        40.14       32.30       (50.24)     (16.13)     29.43

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $   146     $   241     $    101    $     46    $    48
Ratio of expenses to average net assets (%)                 2.23        2.16         2.33        2.56       2.67
Ratio of net investment loss to average net assets (%)     (1.77)      (1.78)       (1.83)      (2.20)     (2.31)
Portfolio turnover (%)                                       153         146          211         267(3)     183

CLASS C SHARES PERIOD ENDED:                             10-31-99    10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                     $  8.72     $ 12.21     $  15.07    $   7.13    $  5.99
Net investment loss(1)                                     (0.19)      (0.27)       (0.18)      (0.16)     (0.15)
Net realized and unrealized gain (loss) on investments      3.68        4.01        (6.99)      (0.98)      1.90
TOTAL FROM INVESTMENT OPERATIONS                            3.49        3.74        (7.17)      (1.14)      1.75
LESS DISTRIBUTIONS
From net realized gain                                        --       (0.88)       (0.77)         --        --
NET ASSET VALUE, END OF PERIOD                           $ 12.21     $ 15.07     $   7.13    $   5.99    $  7.74
TOTAL RETURN(2) (%)                                        40.02       32.32       (50.21)     (15.99)     29.22

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       --(4)  $     5     $      3    $      2    $     3
Ratio of expenses to average net assets (%)                 2.30        2.16         2.33        2.58       2.68
Ratio of net investment loss to average net assets (%)     (1.82)      (1.80)       (1.83)      (2.21)     (2.32)
Portfolio turnover (%)                                       153         146          211         267(3)     183

(1)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(2) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(3)  EXCLUDES MERGER ACTIVITY.
(4)  LESS THAN $500,000.

60  FUND DETAILS

MULTI CAP GROWTH FUND

FIGURES AUDITED BY DELOITTE & TOUCHE LLP.

CLASS A SHARES PERIOD ENDED:                               10-31-01(1),(2)     10-31-02(2)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $  10.00            $   6.78       $  5.71
Net investment loss(3)                                        (0.05)              (0.06)        (0.03)
Net realized and unrealized gain (loss) on investments        (3.17)              (0.91)         1.65
TOTAL FROM INVESTMENT OPERATIONS                              (3.22)              (0.97)         1.62
LESS DISTRIBUTIONS
From net investment income                                       --               (0.10)           --
NET ASSET VALUE, END OF PERIOD                             $   6.78            $   5.71       $  7.33
TOTAL RETURN(4),(5) (%)                                      (32.20)(6)          (14.24)        28.37

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $      2            $      2       $     3
Ratio of expenses to average net assets (%)                    1.40(7)             1.40          1.40
Ratio of adjusted expenses to average net assets(8) (%)        6.03(7)             4.05          3.29
Ratio of net investment loss to average net assets (%)        (0.80)(7)           (0.96)        (0.55)
Portfolio turnover (%)                                          106                 103             66

CLASS B SHARES PERIOD ENDED:                                 10-31-01(1),(2)   10-31-02(2)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $  10.00          $   6.74       $  5.68
Net investment loss(3)                                          (0.10)            (0.11)        (0.08)
Net realized and unrealized gain (loss) on investments          (3.16)            (0.89)         1.64
TOTAL FROM INVESTMENT OPERATIONS                                (3.26)            (1.00)         1.56
LESS DISTRIBUTIONS
From net investment income                                         --             (0.06)           --
NET ASSET VALUE, END OF PERIOD                               $   6.74          $   5.68       $  7.24
TOTAL RETURN(4),(5) (%)                                        (32.60)(6)        (14.80)        27.46

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $      1          $      1       $     3
Ratio of expenses to average net assets (%)                      2.10(7)           2.10          2.10
Ratio of adjusted expenses to average net assets(8) (%)          6.73(7)           4.75          3.99
Ratio of net investment loss to average net assets (%)          (1.57)(7)         (1.66)        (1.27)
Portfolio turnover (%)                                            106               103            66

CLASS C SHARES PERIOD ENDED:                                 10-31-01(1),(2)   10-31-02(2)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $  10.00          $   6.74      $  5.68
Net investment loss(3)                                          (0.10)            (0.11)       (0.08)
Net realized and unrealized gain (loss) on investments          (3.16)            (0.89)        1.64
TOTAL FROM INVESTMENT OPERATIONS                                (3.26)            (1.00)        1.56
LESS DISTRIBUTIONS
From net investment income                                         --             (0.06)          --
NET ASSET VALUE, END OF PERIOD                               $   6.74          $   5.68      $  7.24
TOTAL RETURN(4),(5) (%)                                        (32.60)(6)        (14.79)       27.46

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $      1          $      1      $     1
Ratio of expenses to average net assets (%)                      2.10(7)           2.09         2.10
Ratio of adjusted expenses to average net assets(8) (%)          6.72(7)           4.74         3.99
Ratio of net investment loss to average net assets (%)          (1.56)(7)         (1.65)       (1.26)
Portfolio turnover (%)                                            106             103          66

(1)  CLASS A, CLASS B AND CLASS C SHARES BEGAN OPERATIONS ON 12-1-00.
(2)  AUDITED BY PREVIOUS AUDITOR, PRICEWATERHOUSECOOPERS LLP.
(3)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(4) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(5) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(6)  NOT ANNUALIZED.
(7)  ANNUALIZED.
(8)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIODS
     SHOWN.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR THE PERIOD OR THE YEARS ENDED OCTOBER 31, 2001, 2002 AND 2003 WOULD HAVE BEEN (36.45%), (16.89%) AND 25.48%
FOR CLASS A, (36.85%), (17.45%) AND 25.57% FOR CLASS B AND (36.84%), (17.44%)
AND 25.57% FOR CLASS C, RESPECTIVELY.

                                                                FUND DETAILS  61

SMALL CAP EQUITY FUND

FIGURES FOR THE YEAR ENDED 10-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS A SHARES PERIOD ENDED:                               10-31-99(1)   10-31-00(1)   10-31-01(1)   10-31-02(1)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.82       $ 17.27      $  22.07      $  16.59       $ 11.43
Net investment loss(2)                                        (0.09)        (0.18)        (0.18)        (0.16)        (0.12)
Net realized and unrealized gain (loss) on investments         6.67          6.35         (3.49)        (4.83)         4.30
TOTAL FROM INVESTMENT OPERATIONS                               6.58          6.17         (3.67)        (4.99)         4.18
LESS DISTRIBUTIONS
From net realized gain                                        (0.13)        (1.37)        (1.81)        (0.17)           --
NET ASSET VALUE, END OF PERIOD                              $ 17.27       $ 22.07      $  16.59      $  11.43       $ 15.61
TOTAL RETURN(3) (%)                                           61.39(4)      37.75        (18.02)       (30.44)        36.57

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $    52       $   276      $    353      $    201       $   220
Ratio of expenses to average net assets (%)                    1.39          1.36          1.35          1.58          1.83
Ratio of adjusted expenses to average net assets(5) (%)        1.54            --            --            --            --
Ratio of net investment loss to average net assets (%)        (0.67)        (0.77)        (0.95)        (1.00)        (0.91)
Portfolio turnover (%)                                         140            36            66            44            52

CLASS B SHARES PERIOD ENDED:                               10-31-99(1)    10-31-00(1)   10-31-01(1)   10-31-02(1)  10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.71        $ 16.98      $  21.51      $  16.02      $ 10.96
Net investment loss(2)                                        (0.18)         (0.31)        (0.31)        (0.26)       (0.19)
Net realized and unrealized gain (loss) on investments         6.58           6.21         (3.37)        (4.63)        4.08
TOTAL FROM INVESTMENT OPERATIONS                               6.40           5.90         (3.68)        (4.89)        3.89
LESS DISTRIBUTIONS
From net realized gain                                        (0.13)         (1.37)        (1.81)        (0.17)          --
NET ASSET VALUE, END OF PERIOD                              $ 16.98        $ 21.51      $  16.02      $  10.96      $ 14.85
TOTAL RETURN(3) (%)                                           60.33(4)       36.73        (18.58)       (30.90)       35.49

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $    75        $   249      $    288      $    175      $   191
Ratio of expenses to average net assets (%)                    2.06           2.06          2.05          2.28         2.53
Ratio of adjusted expenses to average net assets(5) (%)        2.21             --            --            --           --
Ratio of net investment loss to average net assets (%)        (1.34)         (1.38)        (1.65)        (1.70)       (1.61)
Portfolio turnover (%)                                         140             36            66            44          52

62  FUND DETAILS

CLASS C SHARES PERIOD ENDED:                              10-31-99(1)    10-31-00(1)   10-31-01(1)   10-31-02(1)   10-31-03
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.71        $ 16.97      $  21.51      $  16.02       $ 10.96
Net investment loss(2)                                       (0.19)         (0.34)        (0.30)        (0.26)        (0.20)
Net realized and unrealized gain (loss) on investments        6.58           6.25         (3.38)        (4.63)         4.10
TOTAL FROM INVESTMENT OPERATIONS                              6.39           5.91         (3.68)        (4.89)         3.90
LESS DISTRIBUTIONS
From net realized gain                                       (0.13)         (1.37)        (1.81)        (0.17)           --
NET ASSET VALUE, END OF PERIOD                             $ 16.97        $ 21.51      $  16.02      $  10.96       $ 14.86
TOTAL RETURN(3) (%)                                          60.24(4)       36.82        (18.58)       (30.90)        35.58

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $     4        $    49      $     96      $     63       $    74
Ratio of expenses to average net assets (%)                   2.09           2.07          2.05          2.28          2.52
Ratio of adjusted expenses to average net assets(5) (%)       2.25             --            --            --            --
Ratio of net investment loss to average net assets (%)       (1.43)         (1.50)        (1.62)        (1.70)        (1.61)
Portfolio turnover (%)                                         140             36            66            44            52

(1)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG LLP.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(5)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIODS
     SHOWN.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR THE YEAR ENDED OCTOBER 31, 1999 WOULD HAVE BEEN 61.24% FOR CLASS A, 60.18% FOR CLASS B AND 60.08% FOR CLASS C.

                                                                FUND DETAILS  63

SMALL CAP GROWTH FUND

FIGURES FOR THE YEAR ENDED 10-31-03 WERE AUDITED BY DELOITTE & TOUCHE LLP.

CLASS A SHARES PERIOD ENDED:                              10-31-99(1)   10-31-00(1)   10-31-01(1)   10-31-02(1)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $  8.41       $ 12.65      $  13.70      $   8.54      $  6.78
Net investment loss(2)                                       (0.12)        (0.14)        (0.09)        (0.09)       (0.10)
Net realized and unrealized gain (loss) on investments        4.59          2.70         (4.51)        (1.67)        1.93
TOTAL FROM INVESTMENT OPERATIONS                              4.47          2.56         (4.60)        (1.76)        1.83
LESS DISTRIBUTIONS
From net realized gain                                       (0.23)        (1.51)        (0.56)           --           --
NET ASSET VALUE, END OF PERIOD                             $ 12.65       $ 13.70      $   8.54      $   6.78      $  8.61
TOTAL RETURN(3) (%)                                          54.41         21.69        (35.04)       (20.61)       26.99

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $   267       $ 1,000      $    684      $    553      $   498
Ratio of expenses to average net assets (%)                   1.34          1.28          1.41          1.50         1.69
Ratio of net investment loss to average net assets (%)       (1.17)        (0.88)        (0.85)        (1.10)       (1.36)
Portfolio turnover (%)                                         104           104(4)         82            64          109(4)

CLASS B SHARES PERIOD ENDED:                               10-31-99(1)   10-31-00(1)   10-31-01(1)   10-31-02(1)  10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $  7.81       $ 11.64      $  12.38      $   7.62     $  6.00
Net investment loss(2)                                        (0.18)        (0.23)        (0.15)        (0.14)      (0.13)
Net realized and unrealized gain (loss) on investments         4.24          2.48         (4.05)        (1.48)       1.70
TOTAL FROM INVESTMENT OPERATIONS                               4.06          2.25         (4.20)        (1.62)       1.57
LESS DISTRIBUTIONS
From net realized gain                                        (0.23)        (1.51)        (0.56)           --          --
NET ASSET VALUE, END OF PERIOD                              $ 11.64       $ 12.38      $   7.62      $   6.00     $  7.57
TOTAL RETURN(3) (%)                                           53.31         20.79        (35.57)       (21.26)      26.17

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   478       $   949      $    457      $    261     $   251
Ratio of expenses to average net assets (%)                    2.03          2.03          2.16          2.25        2.44
Ratio of net investment loss to average net assets (%)        (1.87)        (1.62)        (1.59)        (1.85)      (2.11)
Portfolio turnover (%)                                          104           104(4)         82            64         109(4)

CLASS C SHARES PERIOD ENDED:                               10-31-99(1)   10-31-00(1)   10-31-01(1)   10-31-02(1)  10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $  7.81       $ 11.62      $  12.36      $   7.61     $  6.00
Net investment loss(2)                                        (0.19)        (0.22)        (0.15)        (0.14)      (0.13)
Net realized and unrealized gain (loss) on investments         4.23          2.47         (4.04)        (1.47)       1.69
TOTAL FROM INVESTMENT OPERATIONS                               4.04          2.25         (4.19)        (1.61)       1.56
LESS DISTRIBUTIONS
From net realized gain                                        (0.23)        (1.51)        (0.56)           --          --
NET ASSET VALUE, END OF PERIOD                              $ 11.62       $ 12.36      $   7.61      $   6.00     $  7.56
TOTAL RETURN(3) (%)                                           53.05         20.83        (35.54)       (21.16)      26.00

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $     4       $    33      $     24      $     23     $    23
Ratio of expenses to average net assets (%)                    2.09          2.02          2.16          2.25        2.44
Ratio of net investment loss to average net assets (%)        (1.94)        (1.62)        (1.59)        (1.85)      (2.11)
Portfolio turnover (%)                                          104           104(4)         82            64         109(4)

(1)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG LLP.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  EXCLUDES MERGER ACTIVITY.

64  FUND DETAILS

SOVEREIGN INVESTORS FUND

FIGURES FOR THE YEAR ENDED 12-31-03 WERE AUDITED BY DELOITTE & TOUCHE LLP.

CLASS A SHARES PERIOD ENDED:                                12-31-99(1)   12-31-00(1)    12-31-01(1),(2)   12-31-02(1)  12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 24.23       $ 24.51        $ 23.35          $  19.88      $ 15.81
Net investment income(3)                                        0.30          0.33           0.32              0.24         0.14
Net realized and unrealized gain (loss) on investments          1.11          0.61          (1.77)            (3.94)        2.93
TOTAL FROM INVESTMENT OPERATIONS                                1.41          0.94          (1.45)            (3.70)        3.07
LESS DISTRIBUTIONS
From net investment income                                     (0.35)        (0.33)         (0.37)            (0.25)       (0.14)
From net realized gain                                         (0.78)        (1.77)         (1.65)            (0.12)          --
                                                               (1.13)        (2.10)         (2.02)            (0.37)       (0.14)
NET ASSET VALUE, END OF PERIOD                               $ 24.51       $ 23.35        $ 19.88          $  15.81      $ 18.74
TOTAL RETURN(4) (%)                                             5.91          4.10          (6.06)           (18.68)       19.55

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $ 1,788       $ 1,446        $ 1,217          $    908      $   998
Ratio of expenses to average net assets (%)                     1.05          1.08           1.10              1.17         1.24
Ratio of net investment income to average net assets (%)        1.21          1.44           1.50              1.36         0.85
Portfolio turnover (%)                                            64            46             76                85           47

CLASS B SHARES PERIOD ENDED:                                12-31-99(1)   12-31-00(1)   12-31-01(1),(2)   12-31-02(1)   12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 24.20       $ 24.48       $ 23.31          $  19.86      $ 15.79
Net investment income(3)                                        0.13          0.17          0.17              0.12         0.03
Net realized and unrealized gain (loss) on investments          1.11          0.60         (1.76)            (3.94)        2.92
TOTAL FROM INVESTMENT OPERATIONS                                1.24          0.77         (1.59)            (3.82)        2.95
LESS DISTRIBUTIONS
From net investment income                                     (0.18)        (0.17)        (0.21)            (0.13)       (0.03)
From net realized gain                                         (0.78)        (1.77)        (1.65)            (0.12)          --
                                                               (0.96)        (1.94)        (1.86)            (0.25)       (0.03)
NET ASSET VALUE, END OF PERIOD                               $ 24.48       $ 23.31       $ 19.86          $  15.79      $ 18.71
TOTAL RETURN(4) (%)                                             5.20          3.32         (6.66)           (19.29)       18.75

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $   820       $   663       $   551          $    328      $   315
Ratio of expenses to average net assets (%)                     1.73          1.78          1.80              1.87         1.94
Ratio of net investment income to average net assets (%)        0.54          0.75          0.80              0.65         0.16
Portfolio turnover (%)                                            64            46            76                85           47

                                                                FUND DETAILS  65

SOVEREIGN INVESTORS FUND CONTINUED

CLASS C SHARES PERIOD ENDED:                               12-31-99(1)   12-31-00(1)     12-31-01(1),(2)   12-31-02(1)  12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 24.22       $ 24.50         $ 23.33          $  19.88      $ 15.81
Net investment income(3)                                       0.13          0.18            0.17              0.12         0.03
Net realized and unrealized gain (loss) on investments         1.10          0.59           (1.76)            (3.94)        2.92
TOTAL FROM INVESTMENT OPERATIONS                               1.23          0.77           (1.59)            (3.82)        2.95
LESS DISTRIBUTIONS
From net investment income                                    (0.17)        (0.17)          (0.21)            (0.13)       (0.03)
From net realized gain                                        (0.78)        (1.77)          (1.65)            (0.12)          --
                                                              (0.95)        (1.94)          (1.86)            (0.25)       (0.03)
NET ASSET VALUE, END OF PERIOD                              $ 24.50       $ 23.33         $ 19.88          $  15.81      $ 18.73
TOTAL RETURN(4) (%)                                            5.17          3.32           (6.66)           (19.27)       18.73

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $    11       $    12         $    17          $     24      $    32
Ratio of expenses to average net assets (%)                    1.75          1.79            1.80              1.87         1.94
Ratio of net investment income to average net assets (%)       0.51          0.76            0.82              0.67         0.14
Portfolio turnover (%)                                           64            46              76                85           47

(1)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG LLP.
(2) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATING TO THE AMORTIZATION OF PREMIUMS AND ACCRETION OF DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE ON PER SHARE AMOUNTS FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.01, DECREASE NET REALIZED AND UNREALIZED LOSSES PER SHARE BY $0.01, AND, HAD THE FUND NOT MADE THESE CHANGES TO AMORTIZATION AND ACCRETION, THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.53%, 0.83% AND 0.85% FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY. PER SHARE RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(4) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.

66  FUND DETAILS

U.S. GLOBAL LEADERS GROWTH FUND

FIGURES FOR THE YEAR ENDED 12-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS A SHARES PERIOD ENDED:                   6-30-99(1)    6-30-00(1)  6-30-01(1)    6-30-02(1),(2) 12-31-02(1),(3)   12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $ 22.35       $ 25.65     $ 26.37       $ 24.98        $  24.03          $ 21.57
Net investment income (loss)(4)                  (0.13)        (0.07)      (0.14)        (0.09)           0.01               --(5)
Net realized and unrealized gain (loss) on
investments                                       3.43          0.79       (1.25)        (0.86)          (2.47)            4.15
TOTAL FROM INVESTMENT OPERATIONS                  3.30          0.72       (1.39)        (0.95)          (2.46)            4.15
NET ASSET VALUE, END OF PERIOD                 $ 25.65       $ 26.37     $ 24.98       $ 24.03        $  21.57          $ 25.72
TOTAL RETURN(6) (%)                              14.77          2.81       (5.27)        (3.80)(7)      (10.24)(7),(8)    19.24(7)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $   129       $    87     $    81       $   150        $    237          $   392
Ratio of expenses to average net assets (%)       1.31          1.31        1.38          1.37            1.27(9)          1.35
Ratio of adjusted expenses to average net
assets(10) (%)                                      --            --          --          1.40            1.36(9)          1.36
Ratio of net investment income (loss) to
average net assets (%)                           (0.66)        (0.23)      (0.54)        (0.36)           0.07(9)         (0.02)
Portfolio turnover (%)                              14            25           3             3               1               15

CLASS B SHARES PERIOD ENDED:                                                           6-30-02(1),(11)  12-31-02(1),(3)  12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 25.81          $  24.01         $ 21.47
Net investment loss(4)                                                                   (0.02)            (0.07)          (0.18)
Net realized and unrealized gain (loss) on
investments                                                                              (1.78)            (2.47)           4.12
TOTAL FROM INVESTMENT OPERATIONS                                                         (1.80)            (2.54)           3.94
NET ASSET VALUE, END OF PERIOD                                                         $ 24.01          $  21.47         $ 25.41
TOTAL RETURN(6),(7) (%)                                                                  (6.97)(8)        (10.58)(8)       18.35

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                $    12          $     73         $   164
Ratio of expenses to average net assets (%)                                               2.13(9)           2.02(9)         2.10
Ratio of adjusted expenses to average net
assets(10) (%)                                                                            2.39(9)           2.11(9)         2.11
Ratio of net investment loss to average net
assets (%)                                                                               (0.93)(9)         (0.67)(9)       (0.77)
Portfolio turnover (%)                                                                       3                 1              15

CLASS B SHARES PERIOD ENDED:                                                         6-30-02(1),(11)   12-31-02(1),(3)   12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 25.81           $ 24.01         $ 21.47
Net investment loss4                                                                     (0.02)            (0.07)          (0.18)
Net realized and unrealized gain (loss) on
investments                                                                              (1.78)            (2.47)           4.12
TOTAL FROM INVESTMENT OPERATIONS                                                         (1.80)            (2.54)           3.94
NET ASSET VALUE, END OF PERIOD                                                         $ 24.01           $ 21.47         $ 25.41
TOTAL RETURN(6),(7) (%)                                                                  (6.97)(8)        (10.58)(8)       18.35

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                $     6           $    49         $   160
Ratio of expenses to average net assets (%)                                               2.12(9)           2.02(9)         2.10
Ratio of adjusted expenses to average net
assets(10) (%)                                                                            2.38(9)           2.11(9)         2.11
Ratio of net investment loss to average net
assets (%)                                                                               (0.96)(9)         (0.67)(9)       (0.77)
Portfolio turnover (%)                                                                       3                 1              15

(1)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG LLP.
(2) EFFECTIVE 5-17-02, SHAREHOLDERS OF THE FORMER U.S. GLOBAL LEADERS GROWTH FUND BECAME OWNERS OF THAT NUMBER OF FULL AND FRACTIONAL SHARES OF CLASS A SHARES OF THE JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND. ADDITIONALLY, THE ACCOUNTING AND PERFORMANCE HISTORY OF THE FORMER U.S. GLOBAL LEADERS GROWTH FUND WAS REDESIGNATED AS THAT OF CLASS A OF JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND.
(3)  EFFECTIVE 12-31-02, THE FISCAL PERIOD END CHANGED FROM JUNE 30 TO DECEMBER
     31.
(4)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(5)  LESS THAN $0.01 PER SHARE.
(6) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(7) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(8)  NOT ANNUALIZED.
(9)  ANNUALIZED.
(10) DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIODS
     SHOWN.
(11) CLASS B AND CLASS C SHARES BEGAN OPERATIONS ON 5-20-02.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR THE PERIOD ENDED JUNE 30, 2002 AND DECEMBER 31, 2002 AND YEAR ENDED DECEMBER 31, 2003 WOULD HAVE BEEN (3.83%), (10.29%) AND 19.23% FOR CLASS A, (7.00%), (10.63%) AND 18.33% FOR CLASS B, AND
(7.00%), (10.63%) AND 18.33% FOR CLASS C, RESPECTIVELY.

                                                                FUND DETAILS  67

For more information

Two documents are available that offer further information on John Hancock equity funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2004 JOHN HANCOCK FUNDS, LLC    EQTPN   9/04

[JOHN HANCOCK(R) LOGO]

JOHN HANCOCK FUNDS, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

NOW AVAILABLE: ELECTRONIC DELIVERY

www.jhancock.com/funds/edelivery

                         Supplement to the John Hancock
                   Equity Funds Class I Prospectus dated March
                        1, 2004 as revised July 15, 2004

For each of the funds referenced below, the "Portfolio Managers" section has been deleted and replaced with the following:


John Hancock Balanced Fund, page 5
----------------------------------

Timothy E. Keefe, CFA
  Joined fund team in 2004
Roger C. Hamilton
  Joined fund team in 2003




On page 31, the following Management Biographies have been added:

Timothy E. Keefe, CFA
---------------------
Senior vice president and Chief Equity Officer
Rejoined John Hancock Advisers in 2004
Partner and Portfolio Manager, Thomas Weisel Partners (2000-2004)
Senior vice president, John Hancock Advisers, LLC (1996-2000)
Began business career in 1987


October 1, 2004

                Supplement to John Hancock Large Cap Equity Fund
                     Class I Prospectus dated March 1, 2004

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:


Timothy E. Keefe, CFA
  Rejoined fund team in 2004
Roger C. Hamilton
  Joined fund team in 2004
Robert C. Junkin, CPA
  Joined fund team in 2003



On page 12, the following Management Biographies have been added:

Roger C. Hamilton
-----------------
Vice president
Joined John Hancock Advisers in 1994
Began business career in 1980

Timothy E. Keefe, CFA
---------------------
Senior vice president and Chief Equity Officer
Rejoined John Hancock Advisers in 2004
Partner and Portfolio Manager, Thomas Weisel Partners, (2000-2004) Senior vice president, John Hancock Advisers, LLC (1996-2000)
Began business career in 1987


October 1, 2004

          JOHN HANCOCK

          Retirement Funds

          PROSPECTUS -- CLASS R SHARES                                 10.1.2004

          Bond Fund

          Classic Value Fund

          Large Cap Select Fund

          Small Cap Equity fund

          Sovereign Investors Fund

          Strategic Income Fund

          U.S. Global Leaders Growth Fund

          [JOHN HANCOCK(R) LOGO]
          ----------------------
            JOHN HANCOCK FUNDS

          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS
--------------------------------------------------------------------------------

               JOHN HANCOCK RETIREMENT FUNDS -- CLASS R SHARES
               -----------------------------------------------------------------
               BOND FUND                                                       4
               CLASSIC VALUE FUND                                              6
               LARGE CAP SELECT FUND                                           8
               SMALL CAP EQUITY FUND                                          10
               SOVEREIGN INVESTORS FUND                                       12
               STRATEGIC INCOME FUND                                          14
               U.S. GLOBAL LEADERS FUND                                       16

               YOUR ACCOUNT
               -----------------------------------------------------------------
               WHO CAN BUY CLASS R SHARES                                     18
               CLASS R SHARES COST STRUCTURE                                  18
               OPENING AN ACCOUNT                                             18
               INFORMATION FOR PLAN PARTICIPANTS                              18
               BUYING SHARES                                                  19
               SELLING SHARES                                                 20
               TRANSACTION POLICIES                                           22
               DIVIDENDS AND ACCOUNT POLICIES                                 23
               ADDITIONAL INVESTOR SERVICES                                   23

               FUND DETAILS
               -----------------------------------------------------------------
               BUSINESS STRUCTURE                                             24
               MANAGEMENT BIOGRAPHIES                                         25
               FINANCIAL HIGHLIGHTS                                           26

               FOR MORE INFORMATION                                   BACK COVER
               -----------------------------------------------------------------

        OVERVIEW
        ------------------------------------------------------------------------

        JOHN HANCOCK RETIREMENT FUNDS -- CLASS R SHARES

        These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

        RISKS OF MUTUAL FUNDS

        Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

        THE MANAGEMENT FIRM


        All John Hancock funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of June 30, 2004 managed approximately $29 billion in assets.


--------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

GOAL AND STRATEGY

[GRAPHIC]

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

PAST PERFORMANCE

[GRAPHIC]

The fund's total return, measured year-by-year and over time.

MAIN RISKS

[GRAPHIC]

The major risk factors associated with the fund.

YOUR EXPENSES

[GRAPHIC]

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

BOND FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S.-dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS B, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: -0.50%

BEST QUARTER: Q2 '95, 6.34%
WORST QUARTER: Q1 '94, -2.70%

AFTER-TAX RETURNS
After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)
LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

CLASS B CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994   -3.72%
1995   18.72%
1996    3.32%
1997    8.90%
1998    6.75%
1999   -2.04%
2000    9.68%
2001    6.37%
2002    6.61%
2003    6.87%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                1 YEAR   5 YEAR   10 YEAR

Class B before tax                               1.87%    5.10%     6.13%
Class B after tax on distributions               0.33%    2.98%     3.66%
Class B after tax on distributions, with sale    1.19%    3.00%     3.65%
-------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index     4.67%    6.66%     6.98%

MAIN RISKS

[GRAPHIC]

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.
o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o    Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities not backed by the full faith and credit of the United States.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class R is new, its expenses are based on Class B expenses, adjusted to reflect any changes.

ANNUAL OPERATING EXPENSES


Management fee                          0.50%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.13%
Total fund operating expenses           1.38%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses   Year 1   Year 3   Year 5   Year 10


Class R     $ 141    $ 437    $ 755   $ 1,657


================================================================================

PORTFOLIO MANAGERS

BARRY H. EVANS, CFA
Joined fund team in 2002

HOWARD C. GREENE, CFA
Joined fund team in 2002

BENJAMIN A. MATTHEWS
Joined fund team in 1995

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           JHBRX
          CUSIP            410223507
          Newspaper        --
          SEC number       811-2402
          JH fund number   621

CLASSIC VALUE FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.


In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of August 31, 2004, this included companies with market values above approximately $4 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:


o    cheap on the basis of current price to estimated normal level of earnings
o    current earnings below normal levels
o    a sound plan to restore earnings to normal
o    a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002, reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be slightly higher than the predecessor fund's sole class of shares. Since Class R shares have existed for less than a full calendar year, no annual returns have been provided for Class R shares. Class R shares have no sales charge and higher expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the 1,000 largest publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 5.92%

BEST QUARTER: Q2 '99, 30.73%
WORST QUARTER: Q3 '98, -21.97%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEXES (reflect no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.
RUSSELL 1000 VALUE INDEX, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1997   24.57%
1998   -5.67%
1999    0.29%
2000   35.88%
2001   13.07%
2002   -6.37%
2003   36.25%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF
                                                1 YEAR   5 YEAR   CLASS A

Class A before tax (began 6-24-96)              29.47%   13.31%    12.52%
Class A after tax on distributions              28.97%   12.79%    11.56%
Class A after tax on distributions, with sale   19.22%   11.40%    10.49%
-------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%   -0.57%     8.65%
Russell 1000 Value Index                        30.03%    3.56%    10.47%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                          0.85%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.31%
Total fund operating expenses(1)        1.91%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through November 8, 2004) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses   Year 1   Year 3    Year 5   Year 10

Class R     $ 194    $ 600   $ 1,032   $ 2,233

(1) THE ADVISER HAS AGREED TO LIMIT THE FUND'S EXPENSES (EXCLUDING TRANSFER AGENT AND 12B-1 FEES) TO 0.85% OF THE FUND'S AVERAGE DAILY NET ASSETS. THE ADVISER HAS AGREED NOT TO TERMINATE THIS LIMITATION UNTIL AT LEAST NOVEMBER 8, 2004. THIS LIMITATION HAS NOT BEEN REFLECTED IN THESE EXPENSES. NET OPERATING EXPENSES AFTER TAKING INTO ACCOUNT THIS EXPENSE REDUCTION WOULD BE 1.70%.

================================================================================

SUBADVISER

PZENA INVESTMENT MANAGEMENT, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

CLASS R   Ticker           JCVRX
          CUSIP            409902699
          Newspaper        --
          SEC number       811-1677
          JH fund number   638

LARGE CAP SELECT FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to August 22, 2003 reflect the actual performance of the sole class of M.S.B. Fund, Inc., the fund's predecessor. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. Since Class R shares have existed for less than a full calendar year, no annual returns have been provided for Class R shares. Class R shares have no sales charge and higher expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 3.20%

BEST QUARTER: Q4 '98, 22.56%
WORST QUARTER: Q3 '02, -12.82%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994    -1.68%
1995    24.97%
1996    21.18%
1997    28.88%
1998    31.45%
1999     5.79%
2000     5.68%
2001    -3.73%
2002   -15.08%
2003    17.15%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                1 YEAR   5 YEAR   10 YEAR

Class A before tax                              11.32%    0.34%     9.88%
Class A after tax on distributions              11.24%   -0.69%     7.26%
Class A after tax on distributions, with sale    7.46%   -0.01%     7.20%
-------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%   -0.57%    11.07%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                  0.75%
Distribution and service (12b-1) fees           0.50%
Service plan fee                                0.25%
Other expenses                                  1.27%
Total fund operating expenses                   2.77%
Expense reimbursement (at least until 8-22-05)  0.89%
Net fund operating expenses                     1.88%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through August 22, 2005) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3    YEAR 5   YEAR 10

Class R     $ 191    $ 777   $ 1,390   $ 3,046

================================================================================

SUBADVISER

SHAY ASSETS MANAGEMENT, INC.

Founded in 1981

Supervised by the adviser

PORTFOLIO MANAGERS

JOHN J. MCCABE
Senior vice president of subadviser
Managed fund since 1991

MARK F. TRAUTMAN
Vice president of subadviser
Managed fund since 1993

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           --
          CUSIP            409902673
          Newspaper        --
          SEC number       811-1677
          JH fund number   649

SMALL CAP EQUITY FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $67.9 million to $1.97 billion as of August 31, 2004). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS B, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 4.00%

BEST QUARTER: Q4 '99, 47.52%
WORST QUARTER: Q3 '01, -33.81%

AFTER-TAX RETURNS
After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEXES (reflect no fees or taxes)
RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization stocks.

STANDARD & POOR'S 600 INDEX, an unmanaged index of 600 U.S. small-sized companies.


CLASS B CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1995    19.11%
1996    12.14%
1997    24.41%
1998    -2.77%
1999    97.03%
2000    -6.95%
2001    10.20%
2002   -44.67%
2003    47.77%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF
                                                1 YEAR   5 YEAR   CLASS B

Class B before tax (began 1-3-94)               42.77%   10.29%    11.24%
Class B after tax on distributions              42.77%    9.05%     9.79%
Class B after tax on distributions, with sale   27.80%    8.31%     9.11%
-------------------------------------------------------------------------
Russell 2000 Index                              47.25%    7.13%     9.57%
Standard & Poor's 600 Index                     38.79%    9.67%    11.58%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                          0.70%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.21%
Total fund operating expenses           1.66%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10

Class R     $ 169    $ 523    $ 902   $ 1,965

================================================================================

PORTFOLIO MANAGERS

HENRY E. MEHLMAN, CFA
Joined fund team in 2002

ALAN E. NORTON, CFA
Joined fund team in 2002

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           SPVRX
          CUSIP            409905833
          Newspaper        --
          SEC number       811-3999
          JH fund number   637

SOVEREIGN INVESTORS FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On August 31, 2004, that range was $505.9 million to $346.2 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS B, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 0.75%

BEST QUARTER: Q4 '98, 15.37%
WORST QUARTER: Q3 '02, -13.99%

AFTER-TAX RETURNS
After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS B CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1995    28.16%
1996    16.67%
1997    28.14%
1998    14.78%
1999     5.20%
2000     3.32%
2001    -6.66%
2002   -19.29%
2003    18.75%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF
                                                1 YEAR   5 YEAR   CLASS B

Class B before tax (began 1-3-94)               13.75%   -0.88%     7.84%
Class B after tax on distributions              13.66%   -1.91%     6.39%
Class B after tax on distributions, with sale    8.93%   -1.08%     6.24%
-------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%   -0.57%    11.10%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                          0.58%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.36%
Total fund operating expenses           1.69%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10

Class R     $ 172    $ 533    $ 918   $ 1,998

================================================================================

PORTFOLIO MANAGERS

JOHN F. SNYDER, III
Joined fund team in 1983

BARRY H. EVANS, CFA
Joined fund team in 1996

PETER M. SCHOFIELD, CFA
Joined fund team in 1996

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           SVIRX
          CUSIP            47803P849
          Newspaper        --
          SEC number       811-0560
          JH fund number   629

STRATEGIC INCOME FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets
o    U.S. government and agency securities
o    U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS B, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: -2.26%

BEST QUARTER: Q2 '03, 6.92%
WORST QUARTER: Q1 '94, -2.81%

AFTER-TAX RETURNS
After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEXES (reflect no fees or taxes)
INDEX 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.
INDEX 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.
INDEX 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

CLASS B CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994   -3.71%
1995   17.94%
1996   10.85%
1997   11.89%
1998    4.67%
1999    2.63%
2000    0.43%
2001    4.18%
2002    6.55%
2003   16.07%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                1 YEAR   5 YEAR   10 YEAR

Class B before tax                              11.07%    5.54%     7.10%
Class B after tax on distributions               8.08%    2.61%     3.90%
Class B after tax on distributions, with sale    7.11%    2.85%     4.00%
-------------------------------------------------------------------------
Index 1                                         28.15%    5.02%     7.05%
Index 2                                          2.36%    6.22%     6.71%
Index 3                                         14.91%    5.75%     6.79%

MAIN RISKS

[GRAPHIC]

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.
o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o Stock investments may go down in value due to stock market movements or negative company or industry events.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o    Certain derivatives could produce disproportionate losses.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class R is new, its expenses are based on Class B expenses, adjusted to reflect any changes.

ANNUAL OPERATING EXPENSES


Management fee                          0.36%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.27%
Total fund operating expenses           1.38%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10


Class R     $ 141    $ 437    $ 755   $ 1,657


================================================================================

PORTFOLIO MANAGERS

FREDERICK L. CAVANAUGH, JR.
Joined fund team in 1986

DANIEL S. JANIS, III
Joined fund team in 1999

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           JSTRX
          CUSIP            410227821
          Newspaper        --
          SEC number       811-4651
          JH fund number   691

U.S. GLOBAL LEADERS GROWTH FUND

GOAL AND STRATEGY

{GRAPHIC]

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.
o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.


As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $505.9 million to $346.2 billion as of August 31, 2004).


The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002, reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. Since Class R shares have not existed for a full calendar year, no annual returns have been provided for Class R shares. Class R shares have no sales charge and higher expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 4.28%

BEST QUARTER: Q4 '98, 29.43%
WORST QUARTER: Q3 '98, -16.69%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1996    22.94%
1997    40.68%
1998    31.98%
1999     7.88%
2000     4.15%
2001    -6.83%
2002   -14.51%
2003    19.24%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF
                                                1 YEAR   5 YEAR   CLASS A

Class A before tax (began 9-29-95)              13.25%    0.27%    11.57%
Class A after tax on distributions              13.25%    0.27%    11.53%
Class A after tax on distributions, with sale    8.62%    0.23%    10.28%
-------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%   -0.57%     9.85%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational international operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                          0.75%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.36%
Total fund operating expenses           1.86%

The hypothetical example below shows what your expenses would be after the expense reimbursement if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10

Class R     $ 180    $ 576    $ 997   $ 2,172

================================================================================

SUBADVISER

SUSTAINABLE GROWTH ADVISERS, LP

Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS

GORDON M. MARCHAND, CFA, CIC
Managed fund since 1995

GEORGE P. FRAISE
Joined fund team in 2000

ROBERT L. ROHN
Joined fund team in 2003

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           UGLRX
          CUSIP            409902681
          Newspaper        --
          SEC number       811-1677
          JH fund number   626

YOUR ACCOUNT

--------------------------------------------------------------------------------
WHO CAN BUY CLASS R SHARES

Class R shares are available to certain types of investors, as noted below:

     o 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).
     o The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds to utilize Class R shares in certain investment products or programs.
     o Class R shares are available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).
     o Rollover individual retirement accounts are available for participants whose plans are invested in Class R shares.

CLASS R SHARES ARE NOT AVAILABLE TO RETAIL OR INSTITUTIONAL NON-RETIREMENT ACCOUNTS, TRADITIONAL AND ROTH IRAS, COVERDELL EDUCATIONAL SAVINGS ACCOUNTS, SEPS, SAR-SEPS, SIMPLE IRAS OR INDIVIDUAL 403(b) PLANS.

--------------------------------------------------------------------------------
CLASS R SHARES COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

YOUR BROKER OR AGENT MAY CHARGE YOU A FEE TO EFFECT TRANSACTIONS IN FUND SHARES.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, THEY MAY COST SHAREHOLDERS MORE THAN OTHER TYPES OF SALES CHARGES.

OTHER CLASSES OF SHARES OF THE FUNDS, WHICH HAVE THEIR OWN EXPENSE STRUCTURE, MAY BE OFFERED IN SEPARATE PROSPECTUSES.

JOHN HANCOCK FUNDS MAY PAY SIGNIFICANT COMPENSATION OUT OF ITS OWN RESOURCES TO YOUR BROKER/DEALER.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2    Determine if you are eligible, referring to "Who can buy Class R shares."

3 Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from its financial representative, plan administrator or by calling 1-888-972-8696.

--------------------------------------------------------------------------------
INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirements plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the funds.

18  YOUR ACCOUNT

FOR IRA ROLLOVER ACCOUNTS ONLY

BUYING SHARES

              OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT

BY CHECK

[GRAPHIC]     o  Make out a check for the investment amount,       o  Make out a check for the investment amount payable
                 payable to "John Hancock Signature Services,         to "John Hancock Signature Services, Inc."
                 Inc."

              o  Deliver the check and your completed              o  Fill out the detachable investment slip from an
                 application to your financial representative,        account statement. If no slip is available, include
                 or mail them to Signature Services (address          a note specifying the fund name, your share class,
                 below).                                              your account number and the name(s) in which the
                                                                      account is registered.

                                                                   o  Deliver the check and your investment slip or
                                                                      note to your financial representative, or mail
                                                                      them to Signature Services (address below).

BY EXCHANGE

[GRAPHIC]     o  Call your financial representative or Signature   o  Call your financial representative or Signature
                 Services to request an exchange.                     Services to request an exchange.

              o  You may only exchange Class R shares for other    o  You may only exchange Class R shares for other Class
                 Class R shares or Money Market Fund Class A          R shares or Money Market Fund Class A shares.
                 shares.

BY WIRE

[GRAPHIC]     o  Deliver your completed application to your        o  Instruct your bank to wire the amount of your
                 financial representative, or mail it to              investment to:
                 Signature Services.                                    First Signature Bank & Trust
                                                                        Account # 900022260
              o  Obtain your account number by calling your             Routing # 211475000
                 financial representative or Signature Services.
                                                                   Specify the fund name, your share class, your account
              o  Instruct your bank to wire the amount of your     number and the name(s) in which the account is
                 investment to:                                    registered. Your bank may charge a fee to wire funds.
                    First Signature Bank & Trust
                    Account # 900022260
                    Routing # 211475000

              Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY PHONE

[GRAPHIC]     See "By exchange" and "By wire."                     o  Verify that your bank or credit union is a member
                                                                      of the Automated Clearing House (ACH) system.

                                                                   o  Complete the "To Purchase, Exchange or Redeem
                                                                      Shares via Telephone" and "Bank Information"
                                                                      sections on your account application.

                                                                   o  Call Signature Services to verify that these
                                                                      features are in place on your account.

                                                                   o  Call your financial representative or Signature
                                                                      Services with the fund name(s), your share
                                                                      class, your account number, the name(s) in which
                                                                      the account is registered and the amount of
                                                                      your investment.

     ADDRESS:
     John Hancock Signature Services, Inc.
     1 John Hancock Way, Suite 1001
     Boston, MA 02217-1001

     PHONE NUMBER: 1-888-972-8696

                                                                YOUR ACCOUNT  19

SELLING SHARES

                                                                   TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER

[GRAPHIC]     o  Sales of any amount; however, sales of $5         o  Write a letter of instruction indicating the fund
                 million or more must be made by letter.              name, your account number, your share class, the
                                                                      name(s) in which the account is registered and
              o  Certain requests will require a Medallion            the dollar value or number of shares you wish
                 signature guarantee. Please refer to "Selling        to sell.
                 shares in writing" (see next page).
                                                                   o  Include all signatures and any additional documents
                                                                      that may be required (see next page).

                                                                   o  Mail the materials to Signature Services.

                                                                   o  A check or wire will be sent according to your
                                                                      letter of instruction.

BY PHONE

[GRAPHIC]     o  Sales of up to $5 million.                        o  To place your request with a representative at John
                                                                      Hancock Funds, call Signature Services between 8:30
                                                                      A.M. and 5:00 P.M. Eastern Time on most business
                                                                      days or your financial representative.

                                                                   o  Redemption proceeds of up to $100,000 may be
                                                                      sent by wire or by check. A check will be mailed
                                                                      to the exact name(s) and address on the
                                                                      account. Redemption proceeds exceeding $100,000
                                                                      must be wired to your designated bank account.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

[GRAPHIC]     o  Requests by letter to sell any amount.            o  To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to
              o  Requests by phone to sell up to $5 million           an existing account, call Signature Services.
                 (accounts with telephone redemption
                 privileges).                                      o  Amounts of $5 million or more will be wired on the
                                                                      next business day.

                                                                   o  Amounts up to $100,000 may be sent by EFT or by
                                                                      check. Funds from EFT transactions are generally
                                                                      available by the second business day. Your bank may
                                                                      charge a fee for this service.

BY EXCHANGE

[GRAPHIC]     o  Sales of any amount.                              o  Obtain a current prospectus for the fund into which
                                                                      you are exchanging by Internet or by calling your
                                                                      financial representative or Signature Services.

                                                                   o  You may only exchange Class R shares for other Class R
                                                                      shares or Money Market Fund Class A shares.

                                                                   o  Call your financial representative or Signature
                                                                      Services to request an exchange.

20  YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days

o    you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

SELLER                                                          REQUIREMENTS FOR WRITTEN REQUESTS                [GRAPHIC]
Owners of individual retirement accounts and certain other      o  Letter of instruction.
retirement accounts.
                                                                o  On the letter, the signatures of all
                                                                   persons authorized to sign for the account,
                                                                   exactly as the account is registered.

                                                                o  Signature guarantee if applicable (see
                                                                   above).

                                                                o  Corporate business/organization resolution
                                                                   if applicable.

Executors of shareholder estates.                               o  Letter of instruction signed by executor.

                                                                o  Copy of order appointing executor,
                                                                   certified within the past 12 months.

                                                                o  Signature guarantee if applicable (see
                                                                   above).

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

PHONE NUMBER: 1-888-972-8696

                                                                YOUR ACCOUNT  21

--------------------------------------------------------------------------------
TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

EXECUTION OF REQUESTS The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the funds may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


EXCHANGES You may exchange Class R shares for Class R shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R shares. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

The funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a fund reasonably believes that the trading activity in the account(s) would be disruptive to the fund. For example, a fund may refuse a purchase order if the fund's adviser believes that it would be unable to invest the money effectively in accordance with the fund's investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

A fund and/or its service providers currently undertake a variety of measures designed to help detect market timing activity including monitoring shareholder transaction activity and cash flows. The trading history of accounts under common ownership or control may be considered in enforcing these policies. Despite these measures, however, a fund and/or its service providers may not be able to detect or prevent all instances of short-term trading. For example, a fund may not have sufficient information regarding the beneficial ownership of shares owned through financial intermediaries or other omnibus-type account arrangements to enforce these policies.


ACCOUNT INFORMATION John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

22  YOUR ACCOUNT

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o    after any changes of name or address of the registered owner(s)
o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.


DIVIDENDS The funds generally distribute most or all of their net earnings annually in the form of dividends. Sovereign Investors Fund typically declares and pays income dividends quarterly. Bond Fund and Strategic Income Fund generally declare dividends daily and pay them monthly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually. With respect to Bond Fund and Strategic Income Fund, your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.


DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

FUND SECURITIES The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings.

                                                                YOUR ACCOUNT  23

FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Classic Value, Large Cap Select and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Large Cap Select, Small Cap Equity and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

MANAGEMENT FEES The management fees paid to the investment adviser by the John Hancock funds' last fiscal year are as follows:

FUND                         % OF NET ASSETS
Bond                                  0.50%
Classic Value                         0.49%*
Large Cap Select                      0.00%*
Small Cap Equity                      0.70%
Sovereign Investors                   0.58%

Strategic Income                      0.36%

U.S. Global Leaders Growth            0.75%

* AFTER EXPENSE REIMBURSEMENT.

                                     [CHART]

24  FUND DETAILS

SUBADVISER Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal and Chief Executive Officer. PIM provides investment advisory services to individual and institutional investors, and as of June 30, 2004, had total assets under management of approximately $7.2 billion.

Shay Assets Management, Inc. ("SAM") subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $5 billion in assets as of June 30, 2004, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own 33 1/3% of SGA. Total assets under management by SGA principals as of June 30, 2004 were approximately $1 billion.


--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the funds. It is a brief summary of their business careers over the past five years.

FREDERICK L. CAVANAUGH, JR.
--------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975

BARRY H. EVANS, CFA
--------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

GEORGE P. FRAISE
--------------------------------------------
Principal of subadviser
Executive vice president of Yeager, Wood &
 Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper
 Investments (1997-2000)
Began business career in 1987

HOWARD C. GREENE, CFA
--------------------------------------------
Senior vice president
Joined John Hancock Advisers in 2002
Vice president, Sun Life Financial
 Services Company of Canada (1987-2002)
Began business career in 1979

DANIEL S. JANIS, III
--------------------------------------------
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984

GORDON M. MARCHAND, CFA, CIC
--------------------------------------------
Principal of subadviser
Chief financial and operating officer of
 Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1978

BENJAMIN A. MATTHEWS
--------------------------------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970

JOHN J. MCCABE
--------------------------------------------
Senior vice president of subadviser
Began business career in 1965

HENRY E. MEHLMAN, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
 (2001-2002)
Vice president and director of research, Congress Asset Management Co.
 (1999-2001)
Consultant, Essex Management (1996-1999)
Began business career in 1972

ALAN E. NORTON, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
 (2001-2002)
Portfolio manager and director of research, Congress Asset Management Co.
 (1995-2001)
Began business career in 1987

ROBERT L. ROHN
--------------------------------------------
Principal of subadviser
Chairman and chief executive officer,
 W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

PETER M. SCHOFIELD, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

JOHN F. SNYDER, III
--------------------------------------------
Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971

MARK F. TRAUTMAN
--------------------------------------------
Vice president of subadviser
Began business career in 1986

                                                                FUND DETAILS  25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Since Class R shares have existed for less than a full calendar year, financial highlights have also been provided for the share class shown in the "Past Performance" section of this prospectus for each fund, which are offered in a separate prospectus.

BOND FUND

FIGURES FOR THE YEARS ENDED 5-31-03 AND 5-31-04 WERE AUDITED BY
PRICEWATERHOUSECOOPERS LLP.


CLASS R SHARES PERIOD ENDED                                                                                     5-31-04(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                            $ 14.93
Net investment income(2)                                                                                           0.54
Net realized and unrealized gain on investments                                                                    0.10
TOTAL FROM INVESTMENT OPERATIONS                                                                                   0.64
LESS DISTRIBUTIONS
From net investment income                                                                                        (0.59)
NET ASSET VALUE, END OF PERIOD                                                                                  $ 14.98
TOTAL RETURN(3) (%)                                                                                                4.30(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                              --(5)
Ratio of expenses to average net assets (%)                                                                        1.38(6)
Ratio of net investment income to average net assets (%)                                                           4.40(6)
Portfolio turnover (%)                                                                                              241

CLASS B SHARES PERIOD ENDED:                               5-31-00(7)   5-31-01(7)   5-31-02(7),(8)   5-31-03   5-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 14.76      $ 13.93      $ 14.69          $ 14.71   $ 15.69
Net investment income(2)                                      0.86         0.83         0.72             0.62      0.59
Net realized and unrealized gain (loss) on investments       (0.83)        0.76         0.06             1.02     (0.65)
TOTAL FROM INVESTMENT OPERATIONS                              0.03         1.59         0.78             1.64     (0.06)
LESS DISTRIBUTIONS
From net investment income                                   (0.86)       (0.83)       (0.76)           (0.66)    (0.65)
NET ASSET VALUE, END OF PERIOD                             $ 13.93      $ 14.69      $ 14.71          $ 15.69   $ 14.98
TOTAL RETURN(3) (%)                                           0.27        11.64         5.37            11.48      0.39

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $   197      $   218      $   236          $   233   $   164
Ratio of expenses to average net assets (%)                   1.81         1.78         1.81             1.82      1.79
Ratio of net investment income to average net assets (%)      6.00         5.71         4.81             4.15      3.84
Portfolio turnover (%)                                         162          235          189              273       241

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  NOT ANNUALIZED.
(5)  LESS THAN $500,000.
(6)  ANNUALIZED.
(7)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG LLP.
(8) AS REQUIRED, EFFECTIVE JUNE 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATING TO THE AMORTIZATION OF PREMIUMS AND ACCRETION OF DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE ON PER SHARE AMOUNTS FOR THE YEAR ENDED MAY 31, 2002, WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.04, INCREASE NET REALIZED AND UNREALIZED GAINS PER SHARE BY $0.04 AND, HAD THE FUND NOT MADE THESE CHANGES TO AMORTIZATION AND ACCRETION, THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 5.11%. PER SHARE RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JUNE 1, 2001, HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.


26  FUND DETAILS

CLASSIC VALUE FUND

*FIGURES FOR THE YEARS ENDED 12-31-02 AND 12-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS R SHARES PERIOD ENDED:                                                                                             12-31-03(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                      $ 17.20
Net investment income(2)                                                                                                     0.05
Net realized and unrealized gain on investments                                                                              3.24
TOTAL FROM INVESTMENT OPERATIONS                                                                                             3.29
LESS DISTRIBUTIONS
From net investment income                                                                                                  (0.10)
From net realized gain                                                                                                      (0.12)
                                                                                                                            (0.22)
NET ASSET VALUE, END OF PERIOD                                                                                            $ 20.27
TOTAL RETURN(3),(4) (%)                                                                                                     19.21(5)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                        --(6)
Ratio of expenses to average net assets (%)                                                                                  1.55(7)
Ratio of adjusted expenses to average net assets(8) (%)                                                                      1.91(7)
Ratio of net investment income to average net assets (%)                                                                     0.69(7)
Portfolio turnover (%)                                                                                                         25

CLASS A SHARES PERIOD ENDED:                        4-30-99(9)   4-30-00(9)   4-30-01(9)   4-30-02(9)   12-31-02(10),(11)  12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD               $  14.40      $ 11.83      $ 11.63      $ 16.08      $  18.16            $ 15.07
Net investment income (loss)(2)                       (0.05)       (0.06)        0.02         0.05          0.05               0.20
Net realized and unrealized gain (loss) on
investments                                           (2.02)        0.19         4.43         2.42         (2.68)              5.25
TOTAL FROM INVESTMENT OPERATIONS                      (2.07)        0.13         4.45         2.47         (2.63)              5.45
LESS DISTRIBUTIONS
From net investment income                               --           --           --        (0.06)        (0.02)             (0.13)
From net realized gain                                (0.50)       (0.33)          --        (0.33)        (0.44)             (0.12)
                                                      (0.50)       (0.33)          --        (0.39)        (0.46)             (0.25)
NET ASSET VALUE, END OF PERIOD                     $  11.83      $ 11.63      $ 16.08      $ 18.16      $  15.07            $ 20.27
TOTAL RETURN(3),(4) (%)                              (14.03)        1.34        38.26        15.67        (14.00)(5)          36.25

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $      7      $     5      $    11      $    22      $     22            $   145
Ratio of expenses to average net assets (%)            1.75         1.75         1.75         1.25          1.27(7)            1.16
Ratio of adjusted expenses to average net
assets(8) (%)                                          2.60         2.99         2.81         2.01          2.57(7)            1.52
Ratio of net investment income (loss) to average
net assets (%)                                        (0.41)       (0.47)        0.22         0.34          0.44(7)            1.13
Portfolio turnover (%)                                   47           50           78           38            47                 25

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(5)  NOT ANNUALIZED.
(6)  LESS THAN $500,000.
(7)  ANNUALIZED.
(8)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTION DURING THE PERIODS
     SHOWN.
(9)  AUDITED BY PREVIOUS AUDITOR.
(10) EFFECTIVE 11-8-02, SHAREHOLDERS OF THE FORMER PZENA FOCUSED VALUE FUND BECAME OWNERS OF AN EQUAL NUMBER OF FULL AND FRACTIONAL CLASS A SHARES OF THE JOHN HANCOCK CLASSIC VALUE FUND. ADDITIONALLY, THE ACCOUNTING AND PERFORMANCE HISTORY OF THE FORMER PZENA FOCUSED VALUE FUND WAS REDESIGNATED AS THAT OF CLASS A OF JOHN HANCOCK CLASSIC VALUE FUND.
(11) EFFECTIVE 12-31-02, THE FISCAL YEAR END CHANGED FROM APRIL 30 TO DECEMBER
     31.

================================================================================

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR CLASS A FOR THE YEAR OR PERIOD ENDED APRIL 30, 1999, 2000, 2001 AND 2002, AND DECEMBER 31, 2002 AND 2003 WOULD HAVE
BEEN (14.88%), 0.10%, 37.20%, 14.91%, (14.87%) AND 35.89%, RESPECTIVELY. FOR
CLASS R, THE RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 WOULD HAVE BEEN
19.06%.

                                                                FUND DETAILS  27

LARGE CAP SELECT FUND

FIGURES FOR THE YEAR ENDED 12-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS R SHARES PERIOD ENDED:                                                                                      12-31-03(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 17.10
Net investment loss(2)                                                                                               (0.02)
Net realized and unrealized gain on investments                                                                       0.80
TOTAL FROM INVESTMENT OPERATIONS                                                                                      0.78
LESS DISTRIBUTIONS
From net realized gain                                                                                               (0.09)
NET ASSET VALUE, END OF PERIOD                                                                                     $ 17.79
TOTAL RETURN(3),(4) (%)                                                                                               4.56(5)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                 --(6)
Ratio of expenses to average net assets (%)                                                                           1.88(7)
Ratio of adjusted expenses to average net assets(8) (%)                                                               2.77(7)
Ratio of net investment loss to average net assets (%)                                                               (0.27)(7)
Portfolio turnover (%)                                                                                                  22

CLASS A SHARES PERIOD ENDED:                              12-31-99(9)   12-31-00(9)   12-31-01(9)   12-31-02(9)   12-31-03(10)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 21.49       $ 21.09       $ 20.74      $  18.78       $ 15.27
Net investment income (loss)(2)                               0.01            --(11)     (0.03)           --(11)     (0.01)
Net realized and unrealized gain (loss) on investments        1.20          1.18         (0.74)        (2.83)         2.63
TOTAL FROM INVESTMENT OPERATIONS                              1.21          1.18         (0.77)        (2.83)         2.62
LESS DISTRIBUTIONS
From net investment income                                   (0.01)           --            --            --            --
From net realized gains                                      (1.60)        (1.53)        (1.19)        (0.68)        (0.09)
                                                             (1.61)        (1.53)        (1.19)        (0.68)        (0.09)
NET ASSET VALUE, END OF PERIOD                             $ 21.09       $ 20.74       $ 18.78      $  15.27       $ 17.80
TOTAL RETURN(3),(4) (%)                                       5.79          5.68         (3.73)       (15.08)        17.15

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $    68       $    64       $    59      $     50       $    55
Ratio of expenses to average net assets (%)                   1.24          1.31          1.44          1.38          1.51
Ratio of adjusted expenses to average net assets(8) (%)       1.26          1.43          1.52          1.48          1.89
Ratio of net investment income (loss) to average net
assets (%)                                                    0.03         (0.01)        (0.14)        (0.01)        (0.03)
Portfolio turnover (%)                                          22            15            13            18            22

(1)  CLASS R SHARES BEGAN OPERATIONS ON 11-03-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(5)  NOT ANNUALIZED.
(6)  LESS THAN $500,000.
(7)  ANNUALIZED.
(8)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIOD
     SHOWN.
(9) DECEMBER 31, 2002 AUDITED BY PREVIOUS AUDITOR. DECEMBER 31, 2001, 2000 AND 1999 AUDITED BY OTHER AUDITORS.
(10) EFFECTIVE 8-25-03, SHAREHOLDERS OF THE FORMER M.S.B. FUND, INC. BECAME OWNERS OF AN EQUAL NUMBER OF FULL AND FRACTIONAL SHARES OF CLASS A SHARES OF THE JOHN HANCOCK LARGE CAP SELECT FUND. ADDITIONALLY, THE ACCOUNTING AND PERFORMANCE HISTORY OF THE FORMER M.S.B. FUND, INC. WAS REDESIGNATED AS THAT OF CLASS A OF JOHN HANCOCK LARGE CAP SELECT FUND.
(11) LESS THAN $0.01 PER SHARE.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR CLASS A FOR THE YEARS ENDED DECEMBER 31, 1999, 2000, 2001, 2002 AND 2003 WOULD HAVE BEEN 5.77%, 5.56%, (3.81%),
(15.18%) AND 16.77%, RESPECTIVELY. FOR CLASS R, THE RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 WOULD HAVE BEEN 4.42%.

28  FUND DETAILS

SMALL CAP EQUITY FUND

FIGURES FOR THE YEAR 10-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS R SHARES PERIOD ENDED:                                                                                      10-31-03(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 13.51
Net investment loss(2)                                                                                               (0.03)
Net realized and unrealized gain on investments                                                                       2.12
TOTAL FROM INVESTMENT OPERATIONS                                                                                      2.09
NET ASSET VALUE, END OF PERIOD                                                                                     $ 15.60
TOTAL RETURN(3) (%)                                                                                                  15.47(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                 --(5)
Ratio of expenses to average net assets (%)                                                                           1.66(6)
Ratio of net investment loss to average net assets (%)                                                               (0.86)(6)
Portfolio turnover (%)                                                                                                  52

CLASS B SHARES PERIOD ENDED:                              10-31-99(7)   10-31-00(7)   10-31-01(7)   10-31-02(7)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.71       $ 16.98      $  21.51      $  16.02       $ 10.96
Net investment loss(2)                                       (0.18)        (0.31)        (0.31)        (0.26)        (0.19)
Net realized and unrealized gain (loss) on investments        6.58          6.21         (3.37)        (4.63)         4.08
TOTAL FROM INVESTMENT OPERATIONS                              6.40          5.90         (3.68)        (4.89)         3.89
LESS DISTRIBUTIONS
From net realized gain                                       (0.13)        (1.37)        (1.81)        (0.17)           --
NET ASSET VALUE, END OF PERIOD                             $ 16.98       $ 21.51      $  16.02      $  10.96       $ 14.85
TOTAL RETURN(3) (%)                                          60.33(8)      36.73        (18.58)       (30.90)        35.49

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $    75       $   249      $    288      $    175       $   191
Ratio of expenses to average net assets (%)                   2.06          2.06          2.05          2.28          2.53
Ratio of adjusted expenses to average net assets(9) (%)       2.21            --            --            --            --
Ratio of net investment loss to average net assets (%)       (1.34)        (1.38)        (1.65)        (1.70)        (1.61)
Portfolio turnover (%)                                         140            36            66            44            52

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  NOT ANNUALIZED.
(5)  LESS THAN $500,000.
(6)  ANNUALIZED.
(7)  AUDITED BY PREVIOUS AUDITOR.
(8) TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(9)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIOD
     SHOWN.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR THE YEAR OR PERIOD ENDED OCTOBER 31, 1999, WOULD HAVE BEEN 60.18%.

                                                                FUND DETAILS  29

SOVEREIGN INVESTORS FUND

FIGURES FOR THE YEAR ENDED 12-31-03 WERE AUDITED BY DELOITTE & TOUCHE LLP.

CLASS R SHARES PERIOD ENDED:                                                                                           12-31-03(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                    $ 16.63
Net investment income(2)                                                                                                   0.02
Net realized and unrealized gain on investments                                                                            2.11
TOTAL FROM INVESTMENT OPERATIONS                                                                                           2.13
LESS DISTRIBUTIONS
From net investment income                                                                                                (0.01)
NET ASSET VALUE, END OF PERIOD                                                                                          $ 18.75
TOTAL RETURN(3) (%)                                                                                                       12.84(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                      --(5)
Ratio of expenses to average net assets (%)                                                                                1.69(6)
Ratio of net investment income to average net assets (%)                                                                   0.27(6)
Portfolio turnover (%)                                                                                                       47

CLASS B SHARES PERIOD ENDED:                               12-31-99(7)   12-31-00(7)   12-31-01(7),(8)   12-31-02(7)   12-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 24.20       $ 24.48       $ 23.31           $ 19.86       $ 15.79
Net investment income(2)                                       0.13          0.17          0.17              0.12          0.03
Net realized and unrealized gain (loss) on investments         1.11          0.60         (1.76)            (3.94)         2.92
TOTAL FROM INVESTMENT OPERATIONS                               1.24          0.77         (1.59)            (3.82)         2.95
LESS DISTRIBUTIONS
From net investment income                                    (0.18)        (0.17)        (0.21)            (0.13)        (0.03)
From net realized gain                                        (0.78)        (1.77)        (1.65)            (0.12)           --
                                                              (0.96)        (1.94)        (1.86)            (0.25)        (0.03)
NET ASSET VALUE, END OF PERIOD                              $ 24.48       $ 23.31       $ 19.86           $ 15.79       $ 18.71
TOTAL RETURN(3) (%)                                            5.20          3.32         (6.66)           (19.29)        18.75

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   820       $   663       $   551           $   328       $   315
Ratio of expenses to average net assets (%)                    1.73          1.78          1.80              1.87          1.94
Ratio of net investment income to average net assets (%)       0.54          0.75          0.80              0.65          0.16
Portfolio turnover (%)                                           64            46            76                85           47

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  NOT ANNUALIZED.
(5)  LESS THAN $500,000.
(6)  ANNUALIZED.
(7)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG LLP.
(8) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATING TO THE AMORTIZATION OF PREMIUMS AND ACCRETION OF DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE ON PER SHARE AMOUNTS FOR THE YEAR ENDED DECEMBER 31, 2001, WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.01, DECREASE NET REALIZED AND UNREALIZED LOSSES PER SHARE BY $0.01 AND, HAD THE FUND NOT MADE THESE CHANGES TO AMORTIZATION AND ACCRETION, THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.83%. PER SHARE RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001, HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

30  FUND DETAILS

STRATEGIC INCOME FUND

FIGURES AUDITED BY PRICEWATERHOUSECOOPERS LLP.


CLASS R SHARES PERIOD ENDED                                                                                  5-31-04(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                         $  6.83
Net investment income(2)                                                                                        0.26
Net realized and unrealized gain on investments                                                                 0.05
TOTAL FROM INVESTMENT OPERATIONS                                                                                0.31
LESS DISTRIBUTIONS
From net investment income                                                                                     (0.30)
From net realized gain                                                                                         (0.15)
                                                                                                               (0.45)
NET ASSET VALUE, END OF PERIOD                                                                               $  6.69
TOTAL RETURN(3) (%)                                                                                             4.42(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                           --(5)
Ratio of expenses to average net assets (%)                                                                     1.38(6)
Ratio of net investment income to average net assets (%)                                                        4.66(6)
Portfolio turnover (%)                                                                                            42

CLASS B SHARES PERIOD ENDED:                                5-31-00(7)   5-31-01(7)   5-31-02(7)  5-31-03    5-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $  7.46      $  6.97      $  6.61     $  6.49    $  7.08
Net investment income(2)                                       0.54         0.52         0.42        0.34       0.31
Net realized and unrealized gain (loss) on investments        (0.49)       (0.35)       (0.08)       0.64      (0.20)
TOTAL FROM INVESTMENT OPERATIONS                               0.05         0.17         0.34        0.98       0.11
LESS DISTRIBUTIONS
From net investment income                                    (0.54)       (0.52)       (0.42)      (0.39)     (0.35)
From net realized gain                                           --           --           --          --      (0.15)
From capital paid in                                             --        (0.01)       (0.04)         --         --
                                                              (0.54)       (0.53)       (0.46)      (0.39)     (0.50)
NET ASSET VALUE, END OF PERIOD                              $  6.97      $  6.61      $  6.49     $  7.08    $  6.69
TOTAL RETURN(3) (%)                                            0.65         2.44         5.49       15.69       1.52

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   564      $   555      $   556     $   613    $   529
Ratio of expenses to average net assets (%)                    1.61         1.63         1.63        1.65       1.60
Ratio of net investment income to average net assets (%)       7.39         7.69         6.36        5.13       4.41
Portfolio turnover (%)                                           36(8)        48           69          71         42

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  NOT ANNUALIZED.
(5)  LESS THAN $500,000.
(6)  ANNUALIZED.
(7) AS REQUIRED, EFFECTIVE JUNE 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATING TO THE AMORTIZATION OF PREMIUMS AND ACCRETION OF DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE ON PER SHARE AMOUNTS FOR THE YEAR ENDED MAY 31, 2002, WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.03, DECREASE NET REALIZED AND UNREALIZED LOSSES PER SHARE BY $0.03 AND, HAD THE FUND NOT MADE THESE CHANGES TO AMORTIZATION AND ACCRETION, THE ANNUALIZED RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 6.89%. PER SHARE RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JUNE 1, 2001, HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(8)  EXCLUDES MERGER ACTIVITY.


                                                                FUND DETAILS  31

U.S. GLOBAL LEADERS GROWTH FUND

FIGURES FOR THE YEAR ENDED 12-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS R SHARES PERIOD ENDED:                                                                                            12-31-03(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                     $ 23.02
Net investment loss(2)                                                                                                     (0.04)
Net realized and unrealized gain on investments                                                                             2.70
TOTAL FROM INVESTMENT OPERATIONS                                                                                            2.66
NET ASSET VALUE, END OF PERIOD                                                                                           $ 25.68
TOTAL RETURN(3) (%)                                                                                                        11.56(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                       --(5)
Ratio of expenses to average net assets (%)                                                                                 1.75(6)
Ratio of net investment loss to average net assets (%)                                                                     (0.42)(6)
Portfolio turnover (%)                                                                                                        15

CLASS A SHARES PERIOD ENDED:                 6-30-99(7)   6-30-00(7)  6-30-01(7)   6-30-02(7),(8)   12-31-02(7),(9)     12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $ 22.35      $ 25.65     $ 26.37      $ 24.98          $  24.03             $ 21.57
Net investment income (loss)(2)                (0.13)       (0.07)      (0.14)       (0.09)             0.01                  --(10)
Net realized and unrealized gain (loss) on
investments                                     3.43         0.79       (1.25)       (0.86)            (2.47)               4.15
TOTAL FROM INVESTMENT OPERATIONS                3.30         0.72       (1.39)       (0.95)            (2.46)               4.15
NET ASSET VALUE, END OF PERIOD               $ 25.65      $ 26.37     $ 24.98      $ 24.03          $  21.57             $ 25.72
TOTAL RETURN(3) (%)                            14.77         2.81       (5.27)       (3.80)(11)       (10.24)(4),(11)      19.24(11)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $   129      $    87     $    81      $   150          $    237             $   392
Ratio of expenses to average net assets (%)     1.31         1.31        1.38         1.37              1.27(6)             1.35
Ratio of adjusted expenses to average net
assets(12) (%)                                    --           --          --         1.40              1.36(6)             1.36
Ratio of net investment income (loss) to
average net assets (%)                         (0.66)       (0.23)      (0.54)       (0.36)             0.07(6)            (0.02)
Portfolio turnover (%)                            14           25           3            3                 1                  15

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  NOT ANNUALIZED.
(5)  LESS THAN $500,000.
(6)  ANNUALIZED.
(7)  AUDITED BY PREVIOUS AUDITOR.
(8) EFFECTIVE 5-17-02, SHAREHOLDERS OF THE FORMER U.S. GLOBAL LEADERS GROWTH FUND BECAME OWNERS OF THAT NUMBER OF FULL AND FRACTIONAL SHARES OF CLASS A SHARES OF THE JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND. ADDITIONALLY, THE ACCOUNTING AND PERFORMANCE HISTORY OF THE FORMER U.S. GLOBAL LEADERS GROWTH FUND WAS REDESIGNATED AS THAT OF CLASS A OF JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND.
(9)  EFFECTIVE 12-31-02, THE FISCAL PERIOD END CHANGED FROM JUNE 30 TO DECEMBER
     31.
(10) LESS THAN $0.01 PER SHARE.
(11) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(12) DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIODS
     SHOWN.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR CLASS A FOR THE YEAR OR PERIOD ENDED JUNE 30, 2002, AND DECEMBER 31, 2002 AND 2003 WOULD HAVE BEEN (3.83%), (10.29%)
AND 19.23%, RESPECTIVELY.

32  FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS FROM THE SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2004 JOHN HANCOCK FUNDS, LLC    MFRPN   10/04

[JOHN HANCOCK(R) LOGO]

JOHN HANCOCK FUNDS, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery.


----------------------------------------------------- -------------------------------------------------------
John Hancock Balanced Fund                            John Hancock Massachusetts Tax-Free Income Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Biotechnology Fund                       John Hancock Mid Cap Growth Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock California Tax-Free Income Fund          John Hancock Money Market Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Classic Value Fund                       John Hancock Multi Cap Growth Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Core Equity Fund                         John Hancock New York Tax-Free Income Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Financial Industries Fund                John Hancock Real Estate Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Focused Equity Fund                      John Hancock Regional Bank Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Growth Trends Fund                       John Hancock Small Cap Equity Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Health Sciences Fund                     John Hancock Small Cap Growth Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock High Yield Municipal Bond Fund           John Hancock Sovereign Investors Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Independence Diversified Core Equity     John Hancock Tax-Free Bond Fund
Fund II
----------------------------------------------------- -------------------------------------------------------
John Hancock International Fund                       John Hancock Technology Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Large Cap Equity Fund                    John Hancock U.S. Global Leaders Growth Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Large Cap Growth Fund                    John Hancock U.S. Government Cash Reserve
----------------------------------------------------- -------------------------------------------------------
John Hancock Large Cap Select Fund
----------------------------------------------------- -------------------------------------------------------

            Supplement to Current Statement of Additional Information


Description of the Fund's Shares

   The last paragraph in the "Description of the Fund's Shares" section has been deleted and replaced with the following:


"Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates."


October 1, 2004